Exhibit 99.5

Unique Loan ID	Final Current Event Level	Current Exceptions	Servicing Comments	Status Date	Last Action Date per Servicer
30000101	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2018.  Borrower called asking for payoff figures. Borrower received funds, not from a refinance, and is not selling the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/13/2018
30000102	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2017.  Borrower called to find out payment options. Borrower's property was not damaged from Hurricane Harvey but work hours were affected. Borrower wanted a bit more time to make the payment. Borrower declined a forbearance payment option.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000103	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2017.  The borrower called regarding a call that was received stating were the servicer and asking for money to help modify the account.  The servicer explained to be careful of third party scams.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/21/2018
30000104	2
[2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve

 [1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/27/2018.
BORROWER CONTACT: The last contact with the bo+D63rrower or authorized third party on the borrower's behalf was 02/27/2018.  Borrower called in a payment dispute involving unresolved escrow dispute.  Borrower was advised to pay the increased amount until the research was completed and case resolved.  The borrower has been disputing the increase since 01/26/2017 and no resolution or outcome of research was noted.  Borrower noted on 10/20/2017 that payment is normally phoned in around 24th of month.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/27/2018.  The dispute type is Verbal and the reason is Billing Dispute.  The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  Dispute concerns taxes:  First dispute began 01/26/2017 when servicer stated escrow increase was due to unpaid taxes.  Borrower stated had paid taxes herself.  Notes show servicer would research but does not show outcome.  Borrower called again on 05/16/2017 stating taxes had been paid, once again servicer stated would research.  On 02/27/2018 the borrower called in disputing payment and servicer noted that the escrow issue had never been addressed and servicer would research.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: Unable to determine current bankruptcy activity on the loan with the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  A hazard claim was filed for damages in the amount of $5010.64.  The claim was classified as non-monitored, a final draw check was mailed on 01/16/2018 and the borrower is completing the repair work.  The details of the damage were not provided.  The damage repair amount is estimated at $5,010.64.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Borrower called in about loss draft check on 12/11/2017 and was advised of needed documents to have check released.  Servicer received check for $5010.64 on 12/19/2017.  Borrower kept calling for release of funds to 01/10/2018 before being told that an estimate of repair from contractor or borrower letter of self repair was needed.  Letter was sent  and funds were released 01/16/2018.  Type of damage or status of repairs not provided in comments.
 Borrower was provided bankruptcy disclosure but there is no reference to a BK in notes provided.
				2/28/2018	2/27/2018
30000105	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 03/01/2015 - 05/26/2015 [1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2018.  The borrower was contacted and advised that the hazard insurance will be removed from the escrow account and a new analysis has been ordered to be completed by the end of the month.  The servicer advised to check the website as it will have the most updated information available.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/11/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called in on 01/11/2018 regarding the inclusion of hazard insurance with the escrow account.  The borrower stated has always paid directly to the insurance company.  The servicer stated there were several issues with escrow accounts with the servicer transfer and would enter a research request.   The issue was resolved with the hazard insurance being removed from the account as of 01/22/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/11/2018
30000106	3	[3] MI Not Being Paid As Required [1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/28/2017.  The borrower made contact by email on 11/28/2017 stating was unable to access the online account due to being locked.  The reset information was sent back to the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/15/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower initiated a dispute regarding the taxes being incorrect on 03/15/2017. Research reflected the tax amount to be incorrect and was adjusted with a new analysis on 05/11/2017.  On 05/23/2017, the borrower disagreed with the escrow shortage amount and requested additional research.  On 06/16/2017 research noted that prior taxes were paid twice and the borrower was never credited for the 2nd payment error.  The credit was applied to the account on 09/13/2017 and a new analysis was requested.  The borrower called on 09/22/2017 to confirm everything is correct prior to the service transfer and was advised the new analysis was requested and if it is no correct after the transfer, ask for a new one.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/19/2018
30000107	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2018.  The borrower called in to schedule the 01/2018 payment and provided new account information.  The information was being rejected by the system and the servicer advised to confirm the account information with the bank and call back. On 11/30/2017, the borrower called in to inquire about a refinance but there is no evidence the borrower will pursue this option.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/16/2018
30000108	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2017.  Borrower said she will make payments online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/21/2018
30000109	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/13/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/13/2018
30000110	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2018.  Borrower called with a question about the escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/6/2018
30000111	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/06/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2017.  The borrower called in to make a payment and requested the CIP be emailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: Chapter 13 bankruptcy filed XX/XX/XXXX, #XXX, and discharged XX/XX/XXXX.
				2/28/2018	2/5/2018
30000112	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2018.  Borrower indicated would make payment the next day for $1,223.22.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/18/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called in concerned the hazard policy wasn't paid and is in default.  The borrower emailed a copy of the invoice to research.  Research reflected the prior servicer had not paid the insurance.  The reinstatement was received on XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/8/2018
30000113	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2017.  Authorized spouse called and informed her the insurance disbursement was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/26/2018
30000114	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2018.  The borrower called in to inquire why the payment has not been debited from account.  The servicer stated it takes two business days to show.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/19/2018
30000115	2	[2] Payoff has been requested within the last 60 days [1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2018.  The borrower called in regarding a credit dispute and stated is trying to sell the home.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/26/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called and stated is trying to sell home and running into an issue regarding credit reporting from January 2017. The servicer advised that unless there is an issue on the servicer end, credit reporting is rarely overturned.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000116	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/06/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/23/2018
30000117	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018.  Representative contacted authorized Third Party (Spouse) and informed that if there are any fees incurred due to non-payment (Escrow / Taxes), the prior Servicer will incur the fees. Spouse requested prior Servicer Lender Placed Insurance information. Representative advised they do not have access to prior Servicer, but advised payment will decrease starting 04/01/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/22/2018
30000118	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2018.  Servicer received call from borrower inquiring about their payment and while scheduling the payment they got disconnected.  Associate assisted borrower in scheduling their payment. Borrower inquired about the escrow shortage they received and wanted to know if the could make payments.  The borrower scheduled a draft for $100.00 to go towards escrow.  Associate asked borrower if they received the welcome package and advised borrower if they need to they could fill out any of the forms.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/6/2018
30000100	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2018.  The borrower called in on 01/22/2018 and was advised the account has been updated with the new insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damage due to Hurricane Irma on 09/15/2017.  The damage was noted as a broken fence, broken tree limbs, and the garage door was caved in.  There is no evidence of an insurance claim being filed and the status of repairs was not provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000119	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2017.  Co-borrower called in and requested payoff.  Servicer guided co-borrower to request online.  Borrower has since requested 2 online payoffs, but not in past 60 days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000120	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 03/01/2015 - 07/30/2015 [1] Delinquent Taxes - Delinquent taxes, but not tax sale
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2018.  Borrower was made aware of the increase in payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: The 2017/2018 taxes are noted as delinquent due to being received prior to receiving the 2016/2017 taxes that were paid late.  The 2017/2018 taxes were returned and are pending re-payment.
				2/28/2018	2/5/2018
30000121	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2018.  Borrower called to advise payment was made and reason for delay was due to disability.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000122	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2018.  Borrower called to schedule payment and requested to have account manager return call.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/25/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called in stating received a statement reflecting 6 months past due and was very concerned about foreclosure.  The servicer advise the issue is escalated and the supervisor will have more in a week after time to research.  The loan was recently modified and has been making the payments, the servicer suggested an audit might be in place and funds may need to be reapplied. On 12/04/2017 the borrower was advised that the balances were reapplied and taxes were paid.  The next statement should reflect this information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is release from stay granted.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/16/2018
30000123	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/26/2017.  Borrower called in to state that would be paying loan through bill pay from now on and needed to cancel ACH.  Servicer stated ACH was canceled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/9/2018
30000124	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/9/2018
30000125	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2018.  Spoke with third party regarding payment and the third party advised is no longer borrower's boyfriend and asked for the number to be taken off account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/7/2018
30000126	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2018.  Borrower returned call and scheduled one time draft of $2,767.93.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/05/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called in regarding a double payment made to the account that borrower was not aware of.   The servicer stated will research and call back.  The borrower was contacted on 12/07/2017 and advised the payment was misapplied to the account instead of someone else's account.  The funds were reversed and the borrower is currently due for 12/01/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/14/2018
30000127	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/06/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000128	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/07/2017.  The borrower was contact through a doorknock inspection and stated just made a payment and will follow up to make sure it went through.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/2/2018
30000129	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2018.  The borrower called in and was advised will get two end of the year tax forms.  One will be for interest earned on the escrow account and the other for interest paid on the mortgage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000130	2	[2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2017.  Borrower called to draft partial payment and dispute late charges.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/22/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  The borrower is disputing late fees assessed to the account.  The borrower continues to incur late fees and is set up on a bi weekly ACH.  The issue has not been resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000131	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2018.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: The commentary reflects an HOA lien, the borrower states is in a formal repayment plan through the courts.  Will provided paperwork from the attorney.
				2/28/2018	2/15/2018
30000132	2	[2] Loan is in Bankruptcy [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2018.  The borrower called in on 02/21/2018 to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/29/2017.  The dispute type is Written and the reason is Payment Dispute.  The dispute is not resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing a double payment.  The borrower had the ACH cancelled on an old account and made a payment from the new account.  The attempt to withdraw on the old account resulted in a $30 fee that the borrower would like refunded.  The refund was in process.  The borrower called in on 04/25/2017 extremely upset due to the ACH drafting again when should've been cancelled.  The borrower was given instructions as to how to handle the payment at the branch and the payment was noted as stopped on 04/28/2017.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: The bankruptcy attorney authorized the servicer to communicate with the borrower in regard to the mortgage.
				2/28/2018	2/21/2018
30000133	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/06/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2018.  On 2/3/2018 Borrower called and scheduled a payment for $1395.17 and servicer explained payoff procedure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/3/2018
30000134	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/14/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/08/2017.  Set up payment over phone with borrower and will set up another at a later date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000135	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2018.  Authorized third party said wanted everything in writing going forward and requested 1098 and payoff statement.  The third party stated is taking over the loan as the borrower wants nothing to do with the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/25/2018
30000136	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/09/2018.  The last payment was received on 02/22/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2018.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/22/2018
30000137	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/22/2018.  The last payment was received on 02/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2018.  On 2/13/2018 Authorized third party called to corrected a transposed number of the account number for a scheduled payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: A loss mitigation package was received on 2/2/2018 and uploaded on 2/7/2018.
				2/28/2018	2/13/2018
30000138	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/20/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2018.  Borrower called to schedule draft of $1,198.41.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/20/2018
30000139	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/02/2018.  The last payment was received on 01/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2017.  The borrower stated will be making the payment via money order by 08/18/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/6/2018
30000140	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2018.  Inbound voice mail from borrower received.  Borrower requested tax information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: Loan was modified by prior servicer XX/XX/XXXX.
				2/28/2018	1/29/2018
30000141	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  Borrower scheduled one time draft of $1,224.16 and was advised of the escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000142	3	[3] Delinquent HOA Fees
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2017.  Borrower called to advise he is a year behind on HOA dues but plans to pay them within 20 days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: The borrower stated is a year behind on HOA dues and there is no sale date set.  The borrower provided a case number and stated plans to have them paid within 20 days.
				2/28/2018	2/5/2018
30000143	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/21/2017.  Borrower was contacted about a possible refinance.  Borrower stated that this was not a good time to reply since spouse had passed away recently and borrower was still trying to sort things out.  The servicer stated he would call back in a few weeks.  No indication of follow-up and borrower did not call back to express interest.  Notes are not clear if spouse was a co-borrower
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/25/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called in because he was making escrow payment and thought that the servicer was making tax payments.  The servicer stated would call back after investigation.  The servicer called back on 05/03/2017, and stated that the amount being repaid was for earlier advances and not for future payments. Current tax status not provided, but on 08/19/2016 spouse had sent in paperwork showing taxes were then being deferred.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000144	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/10/2018.  The last payment was received on 02/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2017.  On 9/14/2017 authorized spouse called and asked for options regarding installments because of disaster. Servicer explained temporary forbearance plan available, but Borrower declined. Servicer gave information on other loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/8/2018
30000145	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2017.  Courtesy call from servicer, no questions from borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/27/2018
30000146	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2017.  Borrower has been regularly in contact with the servicer
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000147	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2017.  Borrower called in and scheduled draft of $3,847.09 for 5/12/17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/7/2018
30000148	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/06/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2018.  On 2/6/2018 Borrower called in to make a payment by phone for $2800.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/6/2018
30000149	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2017.  Spoke with borrower and processed one time draft for 8/23/17 for $2,397.44.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/26/2018
30000150	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2017.  Spoke with borrower regarding escrow analysis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/29/2018
30000151	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2018.  Customer made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000152	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2018.  On 9/20/2017 Borrower asked about refinancing and was told by servicer once Borrower has made eight to ten payments on-time, Servicer can refer the Borrower for a refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/24/2018
30000153	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2018.  Borrower 2 contact called in regards to pausing draft for 2/25/2018 was advised it was too late. Was advised could do it for March payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/23/2018
30000154	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2018.  Borrower called to make one time payment of $13,322.82 effective the same day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/9/2018
30000155	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2017.  3rd party called to advise the modification doc's are all messed up.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/19/2017.  The dispute type is Verbal and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called in on 07/19/2017 stating the interest rate and the modification documents are incorrect.  The error was corrected on 07/20/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/16/2018
30000156	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2018.  Servicer contacted borrower concerning their monthly payment, the borrower made a payment of1713.26 for 02/15/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000157	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018.  Borrower called to make one time draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/12/2018
30000158	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2018.  Customer called about someone showing up at the property customer was advised that everything looked ok with account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: BK noted without details
				2/28/2018	2/14/2018
30000159	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2018.  Ongoing contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: Ongoing contact with the borrower and they stated they may try to sell the property  as the borrower seems to have late pays
				2/28/2018	2/15/2018
30000160	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2018.  On 2/16/2018 Borrower accepted promise to pay $1308.81 by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/16/2018
30000161	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2017.  The borrower's authorized spouse called in for the status of the account and made a payment by phone and discussed the escrow account and shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/14/2018
30000162	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2018.  On 2/5/2018 Borrower accepted promise to pay for $2213.07 via phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/5/2018
30000163	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2018.  Customer wants paper work sent again.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/26/2018
30000164	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2018.  An authorized third party called in and made a payment via phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  Motion to deem current filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000165	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/08/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000166	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/27/2017.  Servicer contacted borrower and borrower made a payment for October.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/26/2018
30000167	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2017.  On 11/16/2017 Servicer called and Borrower became upset by the called and directed the servicer to call Borrower's attorney.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/6/2018
30000168	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2018.  Borrower called in to have their 1098 mailed, servicer advised that it was sent on 01/29/2018 along with their 1099-INT.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/16/2018
30000169	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2018.  Customer called to schedule payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/7/2018
30000170	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2018.  On 2/15/2018 Borrower made payment via phone for $2525.75,
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000171	3	[3] Mortgagor Working w/ 3rd Party Group
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2018.  Borrower was looking to refinance. Advised we are not licensed to do that in New York and borrower would have to do that independent of us.  Third party authorization was received for a law group on 02/26/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/26/2018
30000172	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000173	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2018.  Borrower called in to inquire about their 1098, servicer advised it has been sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/1/2018
30000174	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000175	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2018.  Customer called in to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000176	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2018.  The servicer contacted an authorized third party, XXXX XXXX who schedule two payments. One for 01/31/2017 in the amount of 1982.32 and 2056.46 for 02/28/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/29/2018
30000177	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2018.  Wellness call was made to customer due to the wildfire.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/20/2018
30000178	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2018.  Call was in regards to MI
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/7/2018
30000179	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2017.  On a call dated 3/20/2017 borrower called in to see if insurance was included in payment. Agent advised account is not escrowed for insurance payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/26/2018
30000180	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2017.  Borrower 1 called in. Transferred to Citi. Will stay with Fay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: Unable to determine current bankruptcy activity on the loan with the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000181	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2017.  Customer called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/17/2018
30000182	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  Borrower stated they will not have the payment for a couple of weeks. the borrower also stated contacted their bank about refinancing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000183	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2017.  Agent calling for payment. Borrower stated that payment was already sent and hung up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000184	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2018.  Customer called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/8/2018
30000185	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2017.  Borrower 1 advised no one reached out to her in reference to refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/26/2018
30000186	2	[2] Written Dispute - Servicer responded within 60 days and mortgagor still questioning servicer
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  The borrower called in to dispute credit reporting.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/28/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is not resolved and the status indicates Servicer responded within 60 days and mortgagor still questioning servicer.  Borrower called in disputing late credit reporting for 07/2015 around the time of the bankruptcy.  The dispute information was sent to the account manager to research and the borrower was advised to send in the credit report.  The account manager will take ownership of the resolution.  The borrower asked if needs to contact an attorney and was advised not for now but may need to after the research.  The documents were received on 03/01/2018.  The borrower also inquired about the negative escrow account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000187	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2018.  Payment scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/8/2018
30000188	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2017.  Borrower made contact and stated payment was sent out.  Advised insurance doc's were received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000189	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2018.  On an outbound call dated 2/13/2018 agent advised of payment due and borrower replied that would find out why payment had not been paid yet.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/14/2018
30000190	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2017.  Payment processed over the phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/11/2018
30000191	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/22/2018
30000192	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2018.  Confirmed transfer. Advised loan only reported late due to modification and became current. Explained ACH pause.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/22/2018
30000193	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2017.  On a call dated 10/16/2017 borrower called in a payment. Also asked for 10998 breakdown. Agent will send 1098 to borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/19/2018
30000194	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000195	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2016.  Borrower called to state that the fax was not transmitting and machine was broken. Advised to mail it but customer declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/10/2018
30000196	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2018.  On a call dated 1/26/2018 borrower called in and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/26/2018
30000197	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2018.  Borrower interested in refinancing
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/21/2018
30000198	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/06/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2018.  Borrower accepted promise to pay $403.72 on 2/6/2018 via phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/6/2018
30000199	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2018.  Received voicemail from borrower. Forwarded to AM.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/27/2018
30000200	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2018.  On 2/27/2018 Third party spouse called to request the mailing address to send an insurance claim check for endorsement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000201	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2018.  Did one-time payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000202	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  One-time draft requested by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is not available in the information provided.  It appears the bankruptcy was filed before the comments started so filing date and other information is not included.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
 ADDITIONAL INFORMATION: There is a comment that states a modification was done incorrectly and that there would be research, but no modification documents, supporting documents, or additional followup.
				2/28/2018	2/15/2018
30000203	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/17/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/26/2017.  Borrower made contact to confirm the payment of $505.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/8/2018
30000204	2
[2] Loan is in Bankruptcy

[2] Property is located in a FEMA disaster area.

[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented

 [1] Verbal Dispute - Servicer responded and appears issue is closed

LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2018.  The third party was contacted to make a payment on 02/24/2018.  The authorized 3rd party called on 01/24/2018 to inquire about how can change the Title into the third party's name only. The borrower was advised will have someone call from the deceased borrower team.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/10/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The third party called in to dispute charges that should've been dismissed.  The call was transferred and no further information was noted.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.  Permission granted to have direct contact with the borrower on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: No damage was noted due to the Hurricane.
				2/28/2018	2/24/2018
30000205	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2018.  On 2/7/2018 Borrower made a payment via phone for $2723.50.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/7/2018
30000206	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2018.  On 2/14/2018 Borrower made payment via phone for $2360.03.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/14/2018
30000207	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2018.  Borrower called in to request statement be sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000208	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2018.  The borrower called to make a payment for $2,073.14.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000209	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2017.  Servicer last spoke with the borrower regarding a letter that was sent to him regarding his payment being sent to their new servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/9/2018
30000210	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2018.  The borrower called to make a payment for $994.47.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Roof is leaking and 6 windows are broken from Hurricane Irma. The insurance claim was denied as the damages do not exceed the deductible.  There is no evidence the repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000211	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2017.  Borrower received a letter stating the loan would be switched to another investor but we will still service it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/20/2018
30000212	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2017.  The borrower received a statement from CITI and inquired who to send the payment to. The borrower was informed CITI is the investor and the payments need to  be made to the servicer.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/30/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower requested an update on the escrow account and was informed the account would be researched.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000213	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2017.  Borrower's spouse called in to get new monthly payment for 3/2017 and stated the insurance company sent a check and will send check in to be applied to escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/10/2018
30000214	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2018.  Borrower made the 02/01/2018 payment and declined the survey.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/5/2018
30000215	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2018.  Borrower called in to make a payment in the amount of $1072.11.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/8/2018
30000216	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2017.  A Welcome Call was placed to the borrower to see if there were any questions or concerns.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/13/2018
30000217	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2016.  Advised borrower that payment was short again. Did a one-time draft to complete the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000218	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2017.  Borrower received a 4040 notice. Advised that account is remaining with Fay Servicing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000219	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2018.  The borrower made a promise to payment for $3,244.98 on 1/26/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/12/2018
30000220	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2017.  Borrower called to see if HOI policy was updated and to find out when next payment change will occur.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000221	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/06/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2018.  Borrower asked about service transfer. Advised there is no service transfer currently. Took a draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: Comments state it "looks like" deferred balance was from a modification and that they would do research but there is no evidence of a modification or followup to state what the research revealed.
				2/28/2018	2/13/2018
30000222	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2017.  Borrower made contact to reset online password.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000223	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2017.  Borrower contacted regarding payment due.  Borrower advised payment has been mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000224	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2017.  The borrower advised a letter was received stating the loan was to be transferred. The borrower was informed the letter was for an Investor transfer only.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000225	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2017.  The borrower made contact because the statement show 2 months past due. The were advised the statement was printed prior to the payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000226	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2018.  Borrower called in to get mortgage clause for insurance company.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/27/2018
30000227	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2018.  Borrower called in and scheduled a one time draft from bank account information on file in the amount of $2,578.67. Agent provided confirmation number and borrower had no other questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/3/2018
30000228	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2018.  The borrower contacted the servicer on 03/01/2018 to authorize a payment in the amount of $1,900.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000229	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2018.  Servicer contacted borrower but borrower said it is not a good time and requested to call back either later today or tomorrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000230	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2018.  Third party called in.  Co borrower gave permission to speak to third party.  Agent looked up deferred balance and sent copy of mod to co borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/21/2018
30000231	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2018.  Servicer contacted the co-borrower who requested to contact the other borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/9/2018
30000232	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2018.  Ongoing contact with the borrower and appears loan is in a modification agreement and is current
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000233	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2018.  Borrower 1 called in payment for $4,041.40 for 2/16/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/13/2018
30000234	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/13/2017.  The borrower called to make a payment for $2,500.00
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/12/2018
30000235	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2018.  On 2/26/2018 Borrower called to make a payment via phone of $2852.73.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/26/2018
30000236	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2018.  The borrower stated his wife makes the payment online every month, was currently driving and would pass on the message.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/14/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is not resolved and the status indicates Servicer responded and appears issue is closed.  The borrower is upset about payments and the loan and does not want to pay late fees.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000237	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2018.  Lender called borrower who was at work; borrower indicated that they would make a TLV payment around the 15th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000238	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2018.  Confirmed $50 on statement was for late fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/21/2018
30000239	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2018.  On 2/14/2018 Borrower accepted a promise to pay $967.10 via phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/14/2018
30000240	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2016.  Borrower called in states payment was suppose to be deferred for 3/2016 payment and to discuss nod
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000241	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2018.  On 2/13/2018 Borrower called to inquire about year to date information on loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/21/2018
30000242	2	[2] Loan is in Bankruptcy [2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2018.  The last payment was received on 02/22/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2018.  Borrower called however was advised unable to disclose information due to bankruptcy on loan and need attorney authorization.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/2/2018
30000243	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018.  The last payment was received on 02/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2018.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.  A motion for relief was filed XX/XX/XXXX.  XXX was noted as a prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/21/2018
30000244	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2018.  Borrower called and made a draft for  2-10-18 in the amount of $2100.17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/10/2018
30000245	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2018.  Borrower advised auto payment didn't go through so new payment was drafted and late fee was waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000246	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2018.  On 1/6/2018 Borrower accepted promise to pay by 2/9/2018 for $1115.33 via phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/8/2018
30000247	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2018.  Lender called borrower; borrower stated that he indicated in the last call (dated 02/09/2018) that payment would be made this week, no talk about account, borrower hung up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/27/2018
30000248	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2018.  Borrower called in payment for $3,694.13 for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000249	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  On 2/28/2018 Borrower accepted promise to pay by 2/28/2018 $1947.18 via phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000250	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/27/2018
30000251	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2018.  Customer did a payment draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/16/2018
30000252	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2018.  The borrower made contact to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/22/2018
30000253	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2018.  Borrower called in and gave third party authorization to communicate with lender about account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 10/07/2017 as a result of the hurricane.  A final claim check in the amount of $6000 was endorsed and released on 01/22/2018 and the claim was classified as non-monitored.  A prior claim check was received in the amount of $3267.11.  The prior claim check appears to be from damage prior to the hurricane.  The details of the damage and status of repairs were not provided.  The damage repair amount is estimated at $9,267.11.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000254	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2018.  On 4/11/2017 Borrower declined loss mitigation since payments were current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/7/2018
30000255	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/20/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018.  Borrower received a notice that the account was transferred to a new servicer. Advised that the system does not show a transfer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/20/2018
30000256	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2018.  Borrower called in payment for $2,398.10 for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/16/2018
30000257	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2018.  Customer made payment for $6389.40.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/16/2018
30000258	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2018.  Borrower called with questions about the change in escrow payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/26/2018
30000259	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is agreed ordered.  The proof of claim was filed XX/XX/XXXX.  A motion for relief was filed XX/XX/XXXX.  A stipulated order resulted from the MFR hearing on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000260	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2018.  Drafted February payment. Interested in refinance for lower interest rate. Transferred to state loan officer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/26/2018
30000261	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2018.  Last contact with borrower was a call in  to receive a copy of the 1098 for this loan  and also to reset the online password for his account
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/5/2018
30000262	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2017.  Borrower made contact to see if they could refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/14/2018
30000263	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2017.  Servicing comments show the servicer's last contact was in regards to tax bill they received. The servicer advised the borrower to mail the tax bill to their head quarters.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/11/2018
30000264	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2017.  Lender called borrower and introduced self as new account manager; borrower asked why the payment cleared her account on the 7th when the automatic clearing house ("ach") payment scheduled for the 5th of every month; lender indicated that perhaps the ach had fallen on a Sunday; borrower had no further questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/14/2018
30000265	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 01/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2017.  Borrower called in regarding HOI Policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000266	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2018.  Co-Borrower ("CB") called in and made February payment; lender went over rate adjustment that begins this month, discussed refinance options; CB will discuss with borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/14/2018
30000267	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/15/2017.  Comments show servicer made contact with the borrower regarding hardest hit fund. Comments show hardest hit fund payment received and borrower was keeping loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000268	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2017.  The executor of the estate called in due to problems with accessing the online account.  The third party made a payment while on the phone.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/7/2018
30000269	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/24/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/23/2018
30000270	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2018.  Last contact with borrower was when they made a regular payment. Last spoke to authorized 3rd party and they stated borrower was not working at the previous job
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/9/2018
30000271	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2017.  Servicing comments show the servicer made contact with the borrower regarding a cfpb complain they received. The servicer advised they are working on resolving the borrower's matter.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/01/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Servicing comments show the borrower filed a CFPB complaint with the servicer was looking into and resolving.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/27/2018
30000272	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2018.  Lender called borrower who agreed to schedule the payment out of a new banking account and provided the account information for a one time draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/26/2018
30000273	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 01/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2017.  Servicing comments show the borrower called requesting to make changes to the previous scheduled payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/22/2018
30000274	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2018.  Borrower called in payment for $4,287.95 for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000275	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/20/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018.  on 212/2018 the customer called to schedule a payment and was told that the payment was short $1052. and the borrower advised that they were aware and promise payment for the shortage
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000276	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  Comments show servicer made contact with spouse regarding payment. The borrower advised they would make payment online and declined request to schedule payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000277	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2018.  Borrower called in to schedule a payment but the Borrower's account manager was not available, borrower indicated that they would call back later.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000278	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/27/2017.  Last contact with the borrower was to discuss the NSF and to schedule another payment to cover the previous NSF
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/16/2018
30000279	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2018.  The borrower was contacted and stated received a letter advising was not approved for foreclosure alternatives.  The borrower stated is not sure what to do since there is no equity and doesn't qualify for a short sale due to the account being current.  The servicer suggested to revisit the short sale since the initial paperwork noted the borrower wanting to keep the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/13/2018
30000280	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2018.  the customer called to schedule a one time draft in the amount of $2727.69
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/30/2015.  The dispute type is Verbal and the reason is escrow dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  escrow dispute
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000281	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2017.  Called borrower one, advised that per new your county website, taxes have officially been paid and no amount is currently delinquent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/2/2018
30000282	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2017.  Borrower called in to request a draft for payment. Servicer took payment and waived fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000283	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/20/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2017.  Servicing comment show the servicer made contact with the borrower regarding payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/11/2018
30000284	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/22/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2018.  Borrower called in payment for $2,320 for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/21/2018
30000285	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/05/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2017.  the customer called the office on 1/31/2018 to get the status on the account, the customer was told that the account was current. The customer had no additional questions and refused a customer survey
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: key word search no hits
				2/28/2018	2/15/2018
30000286	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 03/01/2015 - 08/02/2016
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/11/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018.  The customer called on 2/12/2018 and provided a one time draft payment in the amount of $1347.51
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/12/2018
30000287	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2018.  the customer called on 1/25/2018 to ask if the 1098 tax statement had been mailed yet.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: key word search no hits
				2/28/2018	2/28/2018
30000288	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2018.  The customer called on 2/7/2018 to confirm receipt of the monthly mortgage payment, and was told that one half of the payment had been received and the balance is noted to be posted on 2/28/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/9/2018
30000289	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/10/2017.  on 11.10/2017 the customer called in and made a payment in the amount of $1294.14, the loan is current and performing
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: key word search no hits
				2/28/2018	2/15/2018
30000290	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2018.  on 1/30/2018 the customer called to authorize a payment in the amount of $755.00 the account is current and performing
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: key word search no hits
				2/28/2018	1/30/2018
30000291	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 01/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2018.  the customer called on 1/31/2018 to authorize a one time payment in the amount of $1201.43, the account is current and performing
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: key word search no hit
				2/28/2018	1/31/2018
30000292	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2018.  Borrower one called and made a draft for  1-31-18 in the amount of  811.63.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/23/2018
30000293	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2017.  Called and spoke with authorized third party, a payment was made while ACH was set up therefore a double payment was made. Third party states she was told on 2/1 that ACH would take thirty days to set up and it is best to call in March payment.  Advised third party the account has been credited and they will receive a check in the mail in the next few days.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/10/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Authorized third party called to dispute ACH draft. Per prior communication the ACH was to be placed on hold.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/5/2018
30000294	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2018.  Borrower called in a one time payment $1234.66
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/16/2018
30000295	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018.  Borrower called in a payment $1352.41
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/12/2018
30000296	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/22/2018.  The last payment was received on 01/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018.  Customer called to find out the due date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000297	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2018.  Borrower made a one time payment $1322.26
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000298	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2018.  Customer called in a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000299	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/20/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2018.  Customer called in payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/20/2018
30000300	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2017.  Courtesy call for payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000301	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2018.  Customer called in payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/7/2018
30000302	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2017.  Customer called to confirm the payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/17/2018
30000303	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 01/29/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2018.  Customer called in payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/29/2018
30000304	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2017.  Payment call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000305	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/12/2018
30000306	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/24/2018.  The last payment was received on 02/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2017.  The borrower called and did a one time draft, there was a problem with the system that caused the payment  not to auto withdraw and to please obtain one time payment form borrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/1/2018
30000307	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2018.  Payment call
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/9/2018
30000308	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2018.  Customer made payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/7/2018
30000309	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2018.  Spoke with borrower,  assisted borrower with contractual payment including late charge from account on file.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/7/2018
30000310	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2018.  Borrower has a dispute with a credit card company
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/16/2018
30000311	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2017.  Spoke with borrower, borrower two stated that bill pay took too long for payment. Borrower two wants to set up auto pay. Advised borrower two that they can set up ach through online or manual. Advised borrower two to visit website for quicker access.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/3/2018
30000312	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/26/2018
30000313	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/08/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2017.  The customer called in a payment. I also advised of the maturity date.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/25/2018
30000314	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/17/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2018.  Courtesy call made to borrower, borrower said he will make payment tomorrow. I offered to schedule payment but borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/21/2018
30000315	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/27/2018.  The last payment was received on 02/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/02/2016.  Borrower called about the goodbye letter he received and was informed of the servicer change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000316	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/28/2018.  The last payment was received on 02/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/22/2016.  The customer called and a payment was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000317	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/27/2018
30000318	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2018.  Inbound call, spoke with borrower one, the borrower did over the phone payment in the amount of $1,371.54. Summarized draft and provided confirmation number. Borrower one is aware statement have been mailed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/27/2016.  The dispute type is Verbal and the reason is Billing Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower verbally disputed the amount of principle interest taxes and insurance that is due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/8/2018
30000319	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/17/2018.  The last payment was received on 01/22/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/19/2017.  Borrower called to make a payment and one was scheduled
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/8/2018
30000320	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/09/2018.  The last payment was received on 02/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2018.  Borrower called in to make a payment $519.31 on 02/13/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/13/2018
30000321	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/22/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2018.  Borrower one called for the amount of her home owners insurance premium. Provided the amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/27/2018
30000322	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/29/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  One time payment $556.22 for 02/28/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000323	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2018.  The borrower called, requested for confirmation that payment was received. Advised payment was received on 01-17-18 and applied correctly. Confirmed next due date and amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/21/2018
30000324	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 06/01/2016 - 09/18/2016
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/21/2018.  The last payment was received on 02/19/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is release from stay granted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/19/2018
30000325	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2018.  Borrower called about account.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000326	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2018.  Borrower called in inquiring about the 1098 that was mailed the day before the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/20/2018
30000327	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2017.  Borrower calls in payments each month
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/12/2018
30000328	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2018.  The borrower called  and authorized a one time draft of $635.38 to post on 2-28-18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/20/2018
30000329	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/04/2018.  The last payment was received on 02/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2016.  Borrower looking for a refinance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000330	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2017.  The borrower called in to speak with the account manager and was transferred to voicemail.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000331	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2018.  Borrower called in payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/20/2018
30000332	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/21/2017.  Borrower called in to confirm the next payment due date
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000333	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2016.  Borrower called, borrower needed her loan number so she could go online and make her payment. Advised her she was due for her 11/16 payment. She advised that she knows and would make her 12/16 payment in two weeks.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/14/2018
30000334	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/10/2018
30000335	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2017.  Borrower inquiring about maturity date for the loan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/1/2018
30000336	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/21/2017.  Borrower one authorized spouse on the account. Borrower one stated that he should not be listed as a borrower and that the loan was taken out under the company name only which is XXX. Borrower one is the chief executive officer of the previous mentioned company. Borrower one stated the loan has never shown on his credit until XXX took over. Advised borrower one I would have to research and follow up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/27/2018
30000337	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2017.  Borrower wanted the tax statement sent by email and the servicer informed the borrower that written request had to be made
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000338	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2018.  The borrower called in and set up a payment for $931.08.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/26/2018
30000339	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2018.  Promise to pay $2342.86 on 02/28/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/9/2018
30000340	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/19/2018.  The last payment was received on 02/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2017.  Inspection agent made contact with borrower who accepted a blank sealed confidential envelope.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/12/2018
30000341	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2018.  Borrower called in a payment $2541.64 effective 02/15/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000342	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 01/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2017.  Borrower called in regarding taxes stating that he paid the taxes outside of escrow
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000343	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2018.  on 3/1/2018 the customer called to authorize a one time payment in the amount of $3005.72 the loan is current and performing
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000344	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2017.  Associate reached out to borrower to advise they were the single point of contact and determine if there were any questions or issues.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/31/2018
30000345	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2018.  Borrower called in a payment of $1901.52 effective 02/23/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/23/2018
30000346	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018.  on 2/12/2017 the customer called to authorize a one time draft in the amount of $3865.64 the loan is current and performing through out the review period
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/13/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  late fee dispute resolved
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/12/2018
30000347	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018.  Spoke with the borrower who advised his mailing address in the system is incorrect. The borrower stated the correct mailing address should be the same as the property address. The borrower also made a one time payment in the amount of $1,218.11.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/12/2018
30000348	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2018.  Borrower called in to make payment of $952.34.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/17/2018
30000349	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/11/2018.  The last payment was received on 01/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2018.  Borrower called in a payment $1019.48 effective 01/10/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000350	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2017.  Servicer received call from borrower on 03/15/2017 to schedule a one time draft and stated they were thinking about refinancing and asked about the next interest rate adjustment. Associated stated they would send a payoff and research was needed to provide borrower the next rate adjustment and would follow up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/8/2018
30000351	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2018.  on 2/3/2018 the customer called to authorize a one time draft in the amount of $629.54. the loan is current and performing through the review period
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
 ADDITIONAL INFORMATION: key word search no hits
				2/28/2018	2/3/2018
30000352	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/16/2018.  The last payment was received on 02/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2017.  Borrower called in a payment $875.60 effective 12/21/2017
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/23/2018
30000353	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 01/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/22/2017.  Borrower called an authorized third party to verify that there were not property damages to the property and third party agrees.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000354	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2018.  Borrower called servicer on 02/16/2018 to advised they scheduled a payment for 02/21/2018. When associate advised of the late fee borrower changed the payment date to the 16th. Borrower requested a deferment for the July and the August payment on 06/16/2017 as they would need to visit Pakistan as their parent is sick. When associate advised that is not a option borrower stated they may have to refinance as parents illness is ongoing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/16/2018
30000355	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/21/2018.  The last payment was received on 02/20/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000356	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/22/2018.  The last payment was received on 02/22/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/07/2017.  The servicer called the borrower who was belligerent towards him and demanding the calls and letters stop.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000357	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2017.  On a call dated 11/27/2017 agent pulled last two statement to explain last payments to estate representative.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/5/2018
30000358	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/19/2017.  Borrower called to confirm that homeowners insurance information was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000359	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/16/2018.  The last payment was received on 02/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2018.  the customer called to authorize a one time draft in the amount of $1059.69 the loan is current and performing throughout the review period
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/07/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  payment dispute resolved
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/26/2018
30000360	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/06/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2018.  Authorized third party; spouse called wanting to lower their payment, but there were no loan officers available and scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/6/2018
30000361	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/12/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/07/2017.  The borrower called with a third party on the line to allow authorization to speak with the servicer regarding a verification of mortgage and last payment made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/22/2018
30000362	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  Borrower called in to make payment of $1,789.10.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000363	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/27/2018.  The last payment was received on 02/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2017.  On a call dated 4/1/2017 borrower called in for fax information to send in request for payoff.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/25/2018
30000364	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/24/2018.  The last payment was received on 02/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2016.  Borrower called in to obtain their account information so they can make a payment, the servicer provided the information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000365	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/29/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  the customer called to authorize a one time draft in the amount of $845.47, the loan is performing throughout the review period
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: key word search no hits
				2/28/2018	2/28/2018
30000366	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/11/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2017.  The borrower was contacted and made a payment to bring the account current.  The automatic payment form will be mailed to the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000367	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/21/2018.  The last payment was received on 02/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2018.  Borrower called to verify that the 1098 tax form was mailed, servicer informed yes and can also be view online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000368	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/28/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2017.  Borrower called to schedule December payment for $966.98, effective 12/05/2017. Borrower declined survey. Amount paid included a late charge.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/5/2018
30000369	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/28/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2017.  Spoke with co-borrower about getting updated insurance information sent in.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/23/2018
30000370	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2017.  On a call dated 5/9/2017 borrower gave on time authorization to XXXX and agent went over March payment and late fees with them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/8/2018
30000371	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2018.  Borrower called in a one time draft $1972.26 effective 01/12/2018
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/21/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower had 2 payments drafted from her bank account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/21/2018
30000372	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/19/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2017.  Co-borrower called in to verify that the insurance policy was updated in the system. The Servicer verified the insurance premium date and expiration with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000373	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/10/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2017.  Advised borrower the account is escrowed going forward and borrower is fine with that.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/5/2018
30000374	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/28/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2017.  Servicer contacted borrower to complete welcome call.  Borrower was upset as servicer name did not appear on the caller id.  Associate advised of the welcome card that was sent and borrower stated when they received they would call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000375	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/14/2018.  The last payment was received on 01/30/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000376	2	[2] Loan is in Bankruptcy [1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/22/2018.  The last payment was received on 02/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2017.  Borrower called and advised received a notice from the servicer stating should pay taxes within 30 days or servicer will pay.  Borrower advised that taxes are included in the bankruptcy and paid by the trustee.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/01/2017.  The dispute type is Verbal and the reason is Taxes.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called in regarding a notice received to make the tax payment.  The borrower advised that due to the bankruptcy, the trustee makes the tax payments.  The commentary dated 05/03/2017 confirms the borrowers statement and resolved the issue.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/16/2018
30000377	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/12/2018.  The last payment was received on 02/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2018.  Outbound call to the borrower to advise that the payoff received was short by $860.81 due to homeowner's insurance being disbursed from escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000378	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/28/2018.  The last payment was received on 02/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2018.  Representative contacted Borrower to schedule a payment. Borrower stated they will draft online by or before 02/28/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/27/2018
30000379	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/16/2018.  The last payment was received on 01/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2017.  On a call dated 8/10/2017 borrower called in to see if new HOI policy had been received. Agent advised not yet and provided borrower with fax number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/24/2018
30000380	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/12/2018.  The last payment was received on 02/21/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/21/2018
30000381	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/28/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  Borrower called in and scheduled a payment for today in the amount of $854.00, borrower requested balance of loan and agent advised due to status would need authorization from Attorney.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000382	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/20/2018.  The last payment was received on 02/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2018.  Borrower called to schedule payment for 1/18/18 for $1,114.45.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/21/2018
30000383	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2017.  Borrower called on 08/08/2017 in regards to not receiving billing statements and wanted to speak with their account manager. Associate advised the account manager is not available, apologized and escalated the issue to assistant vice president. Borrower stated they like to mail their payment with a coupon.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/21/2018
30000384	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/29/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2018.  Borrower called in because she was having issue login in to her account, the servicer advised that according to their records, the borrower does not have an online account. Servicer attempted to guide borrower into creating an account but borrower was having issues and stated she will try again.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/26/2018
30000385	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/21/2018.  The last payment was received on 02/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2018.  Borrower called in and scheduled a one time draft  by phone in the amount of $1,395.42, agent provided confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/21/2018
30000386	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/04/2017.  Borrower called with a concern with use of their debit card as they received information from their bank. Associate advised borrower servicer is using the checking information and not the debit card for the ACH program.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000387	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/17/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/20/2017.  Advised borrower of new account manager.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000388	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/20/2018.  The last payment was received on 01/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2017.  Borrower calls in to make payments each month
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/30/2018
30000389	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/17/2018.  The last payment was received on 02/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2018.  Servicer stated to borrower that the March payment would increase due to an escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/6/2018
30000390	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/05/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2017.  On a call dated 2/27/2017 borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/16/2018
30000391	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2018.  Agent called borrower, borrower scheduled two drafts, one for 01/31/2018 and another for 02/28/2018 in the amount of $3,692.70 each.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/1/2018
30000392	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/15/2018.  The last payment was received on 02/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2017.  Outbound call to the borrower to secure monthly payment, the borrower indicated they had mailed it in but the representative informed them that the payment received was applied toward the September payment, borrower confirmed they were one month behind.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/6/2018
30000393	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2018.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000394	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2018.  One time payment $565.59 effective 02/21/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000395	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/18/2018.  The last payment was received on 02/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/15/2017.  Borrower contacted servicer on 09/15/2017 stating due to their job they need information on missed payments and call was transferred. Associate that took the transferred call went over the payment history with borrower and reset their online password.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/13/2018
30000396	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2018.  Representative contacted Borrower about payment. Borrower authorized payments effective 01/20/2018 and 02/15/2018, in the amount of $1,634.24 each.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: Servicer is reading BK script to Borrower on calls, indicating a prior Bankruptcy. There are no notes indicating a prior Bankruptcy other than the disclosure, so Bankruptcy was not flagged as there is no way to validate the prior Bankruptcy.
				2/28/2018	2/2/2018
30000397	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2018.  Borrower called in to attain the account balance and made a payment of $988.80.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/19/2018
30000398	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2018.  Borrower indicated already made payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/24/2018
30000399	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2017.  Called and advised is the newly assigned account manager on the account. Confirmed November payment received on 11/14.  Borrower advised was driving and needed to focus on the road, survey was not offered.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/13/2018
30000400	2	[2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  The borrower returned the servicer's call and made a payment by phone, but would not make the full amount due to a payment dispute.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/01/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  The borrower indicated there was a dispute when making the payment via phone during the last conversation and would only make partial payment.  Dispute is possibly over amount of payment.  The commentary dated 02/01/2018 states there was an error with the manual draft when funds were sitting in suspense.  The borrower was to place a stop payment if possible.  The borrower was advised there may be a double payment drafted and to check with the bank.  The borrower was advised to submit any fees incurred for reimbursement.  The payment issue was noted as corrected on 02/07/2018 and funds are sitting in suspense and monies were to be applied to the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000401	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2018.  On a call dated 2/16/2018 agent called as courtesy call for payment. Borrower made a payment on phone with agent and agent provided borrower with confirmation number for payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/16/2018
30000402	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/13/2017.  The borrower called in on 06/13/2017 regarding a loss draft.  The borrower stated received a package but cannot get the adjuster's report.  The insurance company stated cannot provide the documents due to the claim being closed and was advised to call corporate.  The claim check was in the amount of $2000.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/16/2018
30000403	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2018.  Borrower stated they did not have any questions regarding the loan and a bill pay will be sent at the end of February and advised primary borrower died in November. Servicer received call from borrower on 08/30/2017 requesting a letter regarding the credit error to provide to the credit bureaus and wanted a copy of the modification with a statement showing the loan is current. Correction was created in E-Oscar to reflect the July payment as current; however the August payment was not available.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/6/2018
30000404	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2018.  Borrower called in and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/27/2018
30000405	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2018.  On a call dated 2/16/2018 borrower had called in to make a payment over the phone with agent. Agent provided borrower with confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/16/2018
30000406	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2017.  Borrower drafted payment and was advised of new servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000407	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/20/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2018.  Representative called Borrower regarding payment. Borrower said they sent in an ACH form and was under the impression that it was set up. Representative advised form did not have loan number or signature. Borrower agreed to payment for $1,664.20, effective 02/20/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: BK Disclaimer read to Borrower 2 times during review period, however there is no other notes indicating the disposition or whether or not a Bankruptcy was filed, so unable to flag review for prior Bankruptcy.
				2/28/2018	2/20/2018
30000408	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2018.  The borrower called in and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/5/2018
30000409	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2018.  Agent called borrower, borrower set up a payment for $6,146.88 for 01/23 & asked about setting up auto withdraw every month online. Agent advised borrower they are not set up online and advised they would need to go online and set up the auto withdraw, borrower stated unaware of due date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/14/2018
30000410	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2018.  On a call dated 2/24/2018 agent advised borrower that February payment not received. Borrower advised that will draft payment online. Borrower also advised that he setup ACH online for account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/24/2018
30000411	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2018.  Borrower was upset about escrow shortage and additional tax disbursements made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/18/2018
30000412	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/07/2018.  The last payment was received on 02/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2017.  Advised the borrower that an inspection had been ordered as a rush and the borrower stated nobody had been in contact yet.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000413	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 01/30/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/15/2018
30000414	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2017.  Borrower made up the difference on a payment shortage and scheduled the next several payments.  Advised the loan was sold but servicer stayed the same.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/29/2018
30000415	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2018.  Borrower called in and made a payment of 2,080.52.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/13/2018
30000416	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2018.  Borrower called to confirm the ACH drafting date and was advised it is on the 5th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/5/2018
30000417	2	[2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2018.  Borrower called in wanting to set up a payment plan for their late fees. agent advised borrower they can set up payments to be applied accordingly. Borrower asked for total amount of late fees on the account and agent advised $763.90. Borrower stated that is not accurate, agent informed borrower they will reach out to account manager to have the matter researched. Agent then transferred the borrower to the account manager's voicemail.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/16/2018.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  Borrower is disputing the total amount of late fees of $763.90.  The borrower stated is not the correct amount and the servicer noted will reach out to the account manager to research further.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The borrower filed bankruptcy and surrendered the property through the plan.  Relief was granted at confirmation, no stay in effect.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/16/2018
30000418	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2017.  Borrower called in to make a payment and servicer advised that a payment decrease of 10.00 will start 09/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000419	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2017.  Borrower contact. Called in to schedule payment IAO $1476.95. was advised of grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/20/2018
30000420	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2018.  Borrower drafted one time payment of $1,800.02.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/7/2018
30000421	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000422	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 01/31/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/8/2018
30000423	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2018.  Borrower called regarding questions on principal balance on loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/2/2018
30000424	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/12/2018
30000425	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  Borrower called to see what was the best way to post payments. Borrower was advised of telephone and online payments. Borrower made a payment in the amount of $2,775.99.  The borrower noted on 02/20/2018 is currently unemployed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000426	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000427	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2017.  The borrower stated speaks Spanish and was informed that would have a Spanish speaking representative follow up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000428	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2018.  Borrower made a draft for 3/16/18 for $2,503.33.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000429	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/27/2017.  The servicer reached out to the borrower on 12/27/2017 for a payment. An authorized third party (the borrower's spouse) stated they are aware the payments are being paid late and they pay extra each month to be applied to the late fees. The third party scheduled payments for 12/27/2017, 01/31/2018, 02/28/2018, 03/31/2018, 04/30/2018 and 05/31/2018. The third party asked about the escrow account and the servicer advised the escrow analysis was completed in November and the payment amount will change in February.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/5/2018
30000430	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2018.  One time draft $2584.18 effective 02/28/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/16/2018
30000431	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/17/2017.  Borrower scheduled payment for 11/30/2017 in the amount of $2444.17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/21/2018
30000432	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2018.  Inbound call from authorized third party, executor of estate, calling to schedule a one time draft for $418.75.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: Borrower filed a claim for roof repairs and was advised to send in an invoice from the contractor but documents were never sent in and fund were never disbursed. It is not certain if the repairs were completed or even started.
				2/28/2018	2/5/2018
30000433	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/20/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2018.  Servicer contacted borrower in regards to the payment and borrower scheduled a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Borrower is given the bankruptcy disclaimer upon contact.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: Comment dated 08/04/2017 cites the principal reduction alternative was removed in the amount of $4,729.29.
				2/28/2018	2/20/2018
30000434	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2018.  On a call dated 2/15/2018 borrower called in to schedule a payment with agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/23/2018
30000435	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/21/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2018.  Borrower authorized third party and stated she uses bill pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/12/2018
30000436	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/20/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2018.  Borrower called to schedule payment for $1,750.43, to be drafted 02/20/2018.  The system was down and was advised to call back in Monday if a late fee was assessed to request a waiver.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: BK script / disclaimer read to Borrower, however no notes regarding prior Bankruptcy were found. Unable to flag review for Bankruptcy since information cannot be verified.
**
 Notes on 09/13/2017 indicate property was not impacted by Hurricane Harvey, per Borrower contact.
				2/28/2018	2/19/2018
30000437	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/19/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2018.  Borrower called in and made a payment.  The borrower noted on 09/06/2017 is leaning toward selling the property and moving to be closer to family.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Water damage was noted on 09/15/2017 due to hurricane Harvey.  There is no evidence of an insurance claim being filed or repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000438	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/16/2017.  Borrower 2 called on 06/16/2017 and scheduled payments for the 05/2017 and 06/2017 payments for the end of the month. The borrower also asked for the website password to be reset.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000439	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2018.  Borrower wanted to know the difference between interest paid for 2017 than from 2016. Borrower advised that the amount in interest paid was double in 2016 and advised the borrower that the amount looks correct.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/20/2018
30000440	3
[3] Pay History - Incomplete - Missing: Incomplete - Missing 04/01/2015 - 07/08/2015

[2] Payoff has been requested within the last 60 days

 [1] Verbal Dispute - Servicer responded and appears issue is closed

LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2018.  The borrower advised will be paying off the loan soon and requested a payoff balance.  The customer also discussed the escrow account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/10/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On 02/10/2017, the borrower disputed the unpaid balance; and the agent reviewed the modification documents dated XX/XX/XXXX.  However, the customer also disputed that the loan had been modified.   On 01/31/2018, the agent tried to explain the deferred balance from the loan modification on XX/XX/XXXX and the customer screamed that never had a modification and hung up.   The dispute appears resolved as no further discussion was noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/26/2018
30000441	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2018.  Borrower called in to confirm that her escrow account was removed. Agent advised that it was removed and she is now responsible for paying her own taxes & insurance. The escrow refund was mailed out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/28/2018
30000442	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 04/14/2015 - 07/16/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/22/2017.  Borrower called to see when he would start receiving statements. Servicer advised was due to discharged bankruptcy and offered to send pay history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/29/2018
30000443	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 04/15/2015 - 07/29/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2017.  On a call dated 3/21/2017 borrower called in to discuss escrow. Says escrow payment should not have increased. Will call back to discuss.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/25/2018
30000444	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/02/2017.  Borrower inquired about mortgage insurance and was advised loan to value needs to be around 78%.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000445	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2018.  The borrower called in a one time draft payment in the amount of $3011.56.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000446	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2017.  Borrower called to get spouse authorized on account. Borrower refused to make payment over phone will go through bill pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/16/2018
30000447	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 03/01/2015 - 10/31/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2018.  The borrower asked if a disbursement had been made to their insurance carrier; agent advised it was sent on 12/29/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000448	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2018.  Servicer contacted borrower as a courtesy call and explained to borrower it can be up to 30 days for the money gram option to be available.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/1/2018
30000449	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/19/2017.  Borrower called to get refinance information and advised of calling back with daughter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/2/2018
30000450	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2017.  The servicer called the co-borrower for a payment. The borrower and their spouse did not have their account information to set up a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/12/2018
30000451	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2018.  Borrower called to open a loss draft claim that is under $10,000.00 and scheduled a payment. Servicer contacted borrower on 10/11/2017 with borrower advising they have filed 2 loss drafts claims and the insurance company had the lender mixed up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/5/2018
30000452	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/06/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2017.  Servicer advised previous payment was short, borrower made payment in the amount of $222.81.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/15/2018
30000453	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2017.  Borrower returned call regarding account maintenance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/31/2018
30000454	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2018.  One time draft $5495.38 effective 02/16/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/16/2018
30000455	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2018.  On a call dated 1/16/2018 borrower was called for payment and payment made. Agent provided borrower with confirmation number for payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/16/2018
30000456	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2017.  Borrower called in and requested the monthly statement. The servicer advised that will send one out and it will take awhile.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/1/2018
30000457	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/12/2018
30000458	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2018.  The borrower called in to discuss deferred balance and then see about a loan modification to combine both of the mortgages to one.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/23/2018
30000459	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/06/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2017.  Borrower called in to request copy of their 2016 1098 Documents. Agent emailed document to borrower's email address but loss internet connection so they faxed it to the borrower. Borrower had no other questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/6/2018
30000460	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2018.  Borrower called in to verify payment was posted. Representative advised Monday was a banking holiday and it can take a few days to show on Borrower's account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/20/2018
30000461	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2017.  Borrower called to inquire about Hazard Insurance trying to get a cheaper policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/12/2018
30000462	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2017.  Servicer called and verified that ACH set up on account and payments are set to draft on 10th of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000463	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2018.  The borrower contacted the servicer on 02/07/2018 to authorize a payment in the amount of $2,005.80.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/7/2018
30000464	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/24/2017.  The borrower called in and the servicer explained the mortgage statement and advised borrower account is not late.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/2/2018
30000465	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2017.  Borrower requested to have her online account unlocked and was interested in a principal reduction modification. Agent informed the borrower to download the modification application on the website and return the complete package.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000466	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2018.  Borrower made payment in the amount of $4666.35.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/9/2018
30000467	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2018.  The borrower made a one time draft payment in the amount of $5583.31
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/2/2018
30000468	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2018.  Borrower was questioning why payment went up.  Servicer explained that the borrower had an ARM loan.  Servicer sent copy of pay histories and note to borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/31/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was questioning why payment went up.  Servicer explained that the borrower had an ARM loan.  Servicer sent copy of pay histories and note to borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/31/2018
30000469	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 01/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2017.  Authorized third party made a one-time draft payment in the amount of $4,240.73.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000470	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2018.  The last contact was made on 2/22/2018, in which the borrower indicated the payment was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/24/2018
30000471	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2018.  The borrower called in to review the insurance information and is shopping around for cheaper options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000472	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018.  Servicer called borrower's attorney to inform the borrower the letter of authorization was received but it is addressed to the borrower and needs to be addressed to the servicer. The attorney stated that it will re-fax it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  Motion to deed the loan current was filed on XX/XX/XXXX.  The notice of final cure was filed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/12/2018
30000473	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2017.  Servicer contacted the borrower regarding payment. Borrower advised they thought they mailed the payment, but did not. Borrower made a payment by phone in amount of $563.74.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000474	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/03/2018.  The last payment was received on 02/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2017.  The borrower called and wanted to know more about the insurance and why the disbursement check was returned.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000475	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2017.  The borrower made a payment in the amount of $5808.00
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/9/2018
30000476	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/17/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  The borrower made a one time draft payment in the amount of $2098.42
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000477	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/06/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2017.  The borrower called in returning call and the agent advised the call was just a courtesy call for Hurricane Irma disaster area. The borrower stated that they are okay and that the property did not sustain any damages. The agent advised borrower to call back if anything changes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/1/2018
30000478	2	[2] Loan is in Bankruptcy [2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/09/2018.  The last payment was received on 02/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2017.  The borrower placed a verbal payment dispute due to a returned check.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/25/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  The borrower advised that the check for payment was returned because the bottom of the check was not legible. The borrower advised that the representative who opened the mail must have ripped the check and since it was not the borrower's fault, they want to make sure that there is no penalty. The servicer stated that the appropriate department will be alerted. There is no evidence that the problem was resolved and no final response from the servicer of the status.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.  Transfer of Claim was filed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/13/2018
30000479	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2017.  A courtesy call was placed to the borrower; no issues were noted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000480	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2017.  Borrower called in to inquire about billing statement as it shows 2 months due. Agent advised October payment posted after the billing statement was generated and that the account is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000481	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2018.  On a call dated 2/26/2018 borrower advised agent that setup payment already for today. Borrower also advised change in pay cycle resulted in late payment. Borrower should be able to make March payment early.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/26/2018
30000482	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2018.  The borrower made a one-time draft payment effective 02/01/2018 in the amount of $3,065.24.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000483	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2018.  Servicer contacted the borrower for 01/2018 payment. Borrower authorized a one time payment in amount of $6287.14.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/14/2018
30000484	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018.  Borrower called in to schedule a one time draft for $2036.01, effective 2/12/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/12/2018
30000485	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2017.  Borrower called to ensure account was credited for the December installment as Borrower had to open a new account due to unauthorized charges. Representative advised the new account was added and the December payment had been completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: 12/15/2017 - Payment Dispute noted is not an actual dispute with the Servicer. The Borrower had unauthorized activity on their banking account, which caused them to have to close and reopen the account The Borrower was attempting to get the payment reversed to the account so they can make payment again. No Servicer error was indicated.
				2/28/2018	2/23/2018
30000486	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/08/2017.  Borrower called to see if account could have interest only period could be extended. Servicer advised that is not an option and suggested refinancing. Borrower also stated that fire came within a few blocks of home, but there is no property damage. Property is in FEMA disaster area: California wildfires.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: Property is in FEMA disaster area: California wildfires. Borrower stated no property damage.
				2/28/2018	2/15/2018
30000487	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2017.  Borrower called to inquire why statement shows two months due.  Servicer advised payment must be received by the 10th of each month before statements are mailed to borrower. Borrower also requested assistance with logging into her online account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/9/2018
30000488	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/12/2018
30000489	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018.  The borrower contacted the servicer on 02/12/2018 to authorize a payment in the amount of $2,800.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/13/2018
30000490	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/27/2017.  The borrower requested to have the cease and desist removed from the account. The servicer requested the borrower to put the request in writing and submit. No further questions or concerns.  Unable to determine date the cease and desist was applied to the account. No further contact noted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000491	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2018.  The last contact was made on 1/17/2018, in which the borrower requested assistance with online registration to set up auto ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/17/2018
30000492	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2017.  Borrower Agent advised that a welcome card was mailed and asked if she would like to schedule a payment. Borrower stated she will make the payment online. No further communication was noted.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  09/19/2017 Comments indicate the borrower filed a claim with insurance company for damages occurred on 09/10/2017 from Hurricane Irma. Details of the damages were not clearly stated, No indication that repairs were made or claim was approved.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/14/2018
30000493	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/09/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2018.  Spoke with borrower regarding escrow analysis and payment spread out over 24 months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/9/2018
30000494	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000495	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2018.  The servicer called and spoke with the borrower regarding the monthly payment. The borrower authorized agent to process payment in amount of $4204.16 and was provided with the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/19/2018
30000496	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/13/2018.  The last payment was received on 02/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2017.  On a call dated 4/13/2017 borrower had question/ issue with an extension of interest in 2010 and had spoke with trustee of BK Chapter 13 regarding this issue. Agent explained and advised accordingly. Borrower requested documentation regarding this.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/18/2018
30000497	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/19/2018.  The last payment was received on 02/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2018.  Borrower called in to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.  Prior Chapter 13 dismissed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000498	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2017.  The borrower requested assistance filling out the W-9 form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000499	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2018.  Borrower 2 called to ask if the mailing address was updated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000500	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2017.  The authorized third party discussed the deferred balance, maturity date and the prior modification terms.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/8/2018
30000501	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2018.  The borrower called in and authorized the agent to process payment in amount of $1363.19 plus $50.00 towards late fees for a total of $1413.19 to be drafted on 02/28/2018 and was provided with the payment confirmation number. Prior comment on 01/10/2018 the borrower indicated was on disability.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/9/2018
30000502	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/07/2017.  Borrower called wanting to know why statement showed they were due for 2 payments. Representative advised of due date and amount. Borrower advised they are mailing out check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/14/2018
30000503	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  Both bankruptcies dismissed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/12/2018
30000504	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/20/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  Inbound call from borrower inquiring about why statement shows $1500 due.  Servicer explained February payment wasn't posted until after statement was mailed.  Agent advised borrower is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000505	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2017.  The servicer performed a welcome call with borrower and verified all information needed. The borrower stated they were interested in refinancing the loan. The servicer advised the loan has not yet been assigned to an account manager and once assigned the manager would contact the borrower. The borrower advised it would fine to leave them a voice mail. No further contact noted. No indication the servicer spoke with the borrower with refinance details on this call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000506	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2017.  Borrower declined to set up payment; stated he is firefighter and will be helping with all the fires in the area. Borrower will make payment as soon as able to.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/22/2018
30000507	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2017.  The estate representative called in stating that the June and July payments were returned and was informed that it was due to the total amount due was required to reinstate the loan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/19/2018
30000508	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2017.  On a call dated 10/13/2017 borrower made a payment on an outbound courtesy/ payment reminder call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/14/2018
30000509	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 01/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2017.  Executor of estate provided authorization to speak to the borrower's child. Discussed issues with homeowner's insurance and suggested to have the insurance re-written due to deceased borrower. Also discussed third party authorization form to be able to speak later down the road. Person also advised of living in the property.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/31/2018
30000510	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/10/2018
30000511	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2017.  The borrower stated that made an installment online on 09/16/2017. The customer was upset that the home value had decreased and discussed the escrow.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/07/2017.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower submitted a complaint on 07/07/2017  that the servicer had improperly increased the escrow payment. An escrow analysis was completed on
07/17/2017 which explained the shortage spread.   The escrow account was again discussed on 09/18/2017 and the dispute appears resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/16/2018
30000512	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2017.  An authorized third party called in to confirm auto draft as they updated the account online. Agent did no release account information as they did not see an authorization on file.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/11/2018
30000513	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2017.  The borrower called in due to having issues with making the payment using the TLV.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  Comments referenced a bankruptcy, however; there were no additional details provided and no evidence to indicate an active bankruptcy was on file as of the end of the review period.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000514	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018.  The borrower made a one time draft payment in the amount of $1262.37
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/12/2018
30000515	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2018.  Borrower requested the December late fee be waived. Associate advised borrower the fee was waived in April. Borrower stated they attempted to make a payment on the 15th but did not get a confirmation number. Associate advised they can not promise but they would try to waive the fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000516	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2017.  The borrower called in with concerns about bill reflecting account being due for two payments. The agent advised that the bill was generated before payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/13/2018
30000517	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2018.  The borrower contacted the servicer on 02/03/2018 to authorize a payment in the amount of $1,438.21.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/3/2018
30000518	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2017.  The borrower was contacted on 02/07/2017. The borrower advised they were at work and they could not speak comfortably.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/13/2018
30000519	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2018.  Borrower called in to inquire about why payment not processed yet.  Agent attempting to transfer call and got disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.  Reaffirmation agreement with XXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000520	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/28/2018.  The last payment was received on 01/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2017.  The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/25/2018
30000521	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2017.  Borrower for the status of loss draft check. Servicer advised was received on 11/27/2017 per notes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  10/02/2017 Borrower called in advised has roof damage. 12/01/2017 loss draft check in amount of $3916.29 was received.  The damage was noted as a result of storms in 02/2017 and 03/2017.  The damage repair amount is estimated at $3,916.29.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000522	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/28/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2018.  On an inbound call dated 1/30/2018 borrower called in requesting payoff. Agent advised will send payoff request form to borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/19/2018
30000523	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/12/2018.  The last payment was received on 02/20/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2018.  The borrower was advised that the payment will change in March.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/20/2018
30000524	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/16/2018.  The last payment was received on 02/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2017.  Authorized third party daughter of deceased borrower called to make payment on account. Co-borrower is still living, however daughter is the one who calls in payments and has inquired about assuming the loan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/13/2018
30000525	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/24/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2018.  Borrower called in regards to Tax Statement. Agent advised they were sent out and borrower should receive within the week. Borrower stated will look for it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000526	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/24/2018.  The last payment was received on 01/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2018.  The borrower called and stated they had a concern with having a balloon repayment plan. The servicer advised the borrower completed a refinance with doing that and their payment was lowered and the loan was extended to 50 years but their maturity date stayed the same. If the loan is paid off prior to the maturity date the would not be paying back the $30,000.00. The borrower understood and stated their second concern was the interest rate. The servicer advised the borrower would have to determine if they can refinance again. The call was transferred to see if the borrower is eligible for another refinance. On 05/22/2017 the borrower advised they had excessive obligations and they were interested in loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000527	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/04/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2017.  Borrower called in to make payment of $740.13.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/12/2018
30000528	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2018.  The borrower inquired about their 1098 tax form. Servicer advised the form was mailed yesterday and is also available on their website. No further questions or concerns.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/9/2018
30000529	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2018.  Borrower called to schedule a payment and stated primary borrower is ill. Servicer spoke with borrower on 07/24/2017 regarding their payment and borrower refused to pre schedule a payment for the 26th. Comment dated 06/12/2017 shows borrower requested servicer contact their insurance company to confirm coverage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/9/2018
30000530	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2017.  Authorized spouse called in to request copy of 1098 from for 2016. Agent advised borrower they would call them back after researching request. Agent called borrower back and advised only 2014 & 2015 available and suggested they call the prior servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/5/2018
30000531	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/07/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2017.  Co-borrower called to see if servicer received her fax. Servicer advised the borrower that her email was received but nothing was attached. Co-borrower also stated that she faxed the documents. The representative informed her that it can take up to 24 hours to receive a fax from that number and provided borrower with her specific fax number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000532	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/21/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/21/2018
30000533	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2017.  The borrower was assisted with having the online password reset.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000534	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2017.  Borrower requested a password reset and did not want to pay by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/22/2018
30000535	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018.  The borrower advised that the payment will be made on 02/16/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/21/2018
30000536	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/28/2018.  The last payment was received on 02/20/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2018.  The borrower called in and requested to have password reset for online account. The agent assisted and the borrower made a payment online in amount of $834.77.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/20/2018
30000537	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/15/2018.  The last payment was received on 01/29/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2017.  Borrower scheduled a payment for 07/17/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/28/2018
30000538	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/22/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2018.  On an inbound call dated 1/29/2018 borrower called in and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/22/2018
30000539	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2018.  Borrower called to set up payment in the amount of $661 for 03/14/2018. On 09/15/2017 servicer offered disaster forbearance due to hurricane. Borrower stated should be fine for payments and declined assistance. Borrower stated no property damage from storm.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/19/2018
30000540	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/28/2018.  The last payment was received on 01/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2017.  The borrower called to confirm that their payment had posted to the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is release from stay granted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000541	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/14/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2018.  Spoke to borrower to set up payment of $1,072.22 for the same day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000542	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/28/2018.  The last payment was received on 02/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/03/2017.  The servicer made a welcome call with borrower. The borrower confirmed all account information, advised there was not a homeowner's association or and additional liens on the property. The borrower also provided a personal email address and the best phone number to reach them. No further contact noted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/14/2018
30000543	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/28/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2017.  Outbound call to borrower. Agent reviewed account with borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/9/2018
30000544	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/20/2018.  The last payment was received on 02/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2017.  Courtesy call placed to borrower and borrower advised not to call them anymore as they feel they are being harassed and then disconnected the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/23/2018
30000545	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  The borrower called in to have mortgage statements mailed to the home and to ask about the March Payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000546	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/22/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2018.  Called and spoke with borrower who scheduled a payment for $3861.41, effective 2/22/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/13/2018
30000547	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/25/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/05/2017.  Borrower called to inquire if servicer offers a line of credit and associate advised no. Escrow shortage was reviewed with borrower on 08/04/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/10/2018
30000548	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2017.  Borrower called in inquiring as to why a late charge was applied. Servicer emailed AM.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/11/2018
30000549	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2017.  The borrower called to change their payment from 07/25/2017 to 07/28/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000550	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/10/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2018.  Borrower called to schedule payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000551	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/14/2018.  The last payment was received on 02/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2017.  The last contact was made on 6/27/2017, in which the borrower had an insurance inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000552	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2017.  The borrower called in and verified that the property is owner occupied and wishes to retain property.. The agent provided borrower with the account managers contact information and borrower loan number. The borrower provided primary phone number is the best contact number and authorized voicemail messages. The borrower called from employer and gave email address. The agent confirmed payment, balance, escrows, rate, payment methods and going green. The borrower added checking information and the borrower authorized agent to process payment in amount of $719.29 and borrower stated did not want the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/5/2018
30000553	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2017.  Borrower called to see if taxes could be added to the escrow account and to see if could remove ex-spouse's name from the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000554	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/23/2018.  The last payment was received on 02/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2018.  Borrower called to reschedule his payment. No detrimental issues were noted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000555	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2017.  The borrower discussed setting up the account online to make payments.  The contact information was updated during the welcome call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000556	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/17/2018.  The last payment was received on 02/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2017.  Borrower called in regarding regular bi-weekly draft and $20K payment will not be released.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000557	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2018.  The borrower advised that the payment would be wire transferred on Friday just like every other month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/21/2018
30000558	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2018.  The borrower contacted the servicer on 02/09/2018 to authorize a payment in the amount of $1,756.54.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/9/2018
30000559	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2017.  Co-borrower called in with questions regarding pay history and overage amount payments. Agent informed co-borrower overages sit in suspense account until funds are applied to the account and that they would open a task to have their suspense funds applied to the account. Borrower had no other questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/11/2018
30000560	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000561	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/21/2017.  Borrower called and confirmed insurance on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000562	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/22/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2018.  The borrower made a one time draft payment in the amount of $4936.16.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/22/2018
30000563	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2018.  Courtesy call to borrower in regards to payment. Spoke to borrower who stated payment will be made by daughter and agent reminded borrower of grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000564	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/25/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/18/2017.  The servicer contacted the borrower to perform welcome call, the account manager introduced himself and advised borrower of the direct phone number for future contact. The borrower requested the phone number for the legal department and inquired about the process to file a complaint. Servicer advised they could speak with the Assistant Vice President and the call was transferred. The borrower stated they are being proactive in the event of needing to file a complaint. No indication borrower has filed a complaint at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/1/2018
30000565	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/11/2018
30000566	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/02/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2017.  Borrower contacted and payment of $652.51 was drafted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/16/2018
30000567	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2017.  The borrower called in and stated would be making payment when he next receives a payment from client. Will follow up next week in regards to payment after 10/23/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/27/2018
30000568	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/06/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2017.  The borrower advised that the payment had been mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/30/2018
30000569	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2016.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/2/2018
30000570	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2017.  Borrower called in to make a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/25/2018
30000571	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/13/2018.  The last payment was received on 02/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2018.  Borrower advised  that he was unaware that the payment was returned for insufficient funds and will go online and make another payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/26/2018
30000572	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/17/2018.  The last payment was received on 02/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2017.  Borrower requested a letter stating the taxes were paid and asked for a call back on Friday to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/27/2018
30000573	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/10/2018
30000574	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/3/2018
30000575	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/08/2018.  The last payment was received on 02/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2018.  Representative contacted Borrower regarding payment. Borrower stated payment authorized payment for $2,377.31 to be drafted 02/07/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000576	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/08/2018.  The last payment was received on 02/22/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2017.  Borrower called and cancelled payment that was scheduled for 12/23/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000577	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/24/2018.  The last payment was received on 02/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2018.  The borrower advised they will send $1,000.00 via a money gram on 02/21/2018 and they will catch up in March with their tax refund.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/21/2018
30000578	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/09/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2018.  The borrower stated they paid the property taxes and noticed the servicer also paid them. The servicer advised the county is sending a refund check back to them and it will be applied to the borrower's escrow account. The borrower requested to have the funds applied towards the principal and interest on the account. No further questions or concerns.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000579	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/06/2018.  The last payment was received on 02/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2018.  Inbound call from borrower stating borrower 2 recently deceased as of XX/XX/XXXX  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/23/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/26/2018
30000580	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/28/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2017.  Borrower called in to confirm the September payment was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/10/2018
30000581	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/17/2018.  The last payment was received on 02/22/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2018.  The last contact was made on 2/21/2018, in which the borrower was confirming a document was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/21/2018
30000582	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/20/2018.  The last payment was received on 02/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2018.  The borrower contacted the servicer on 02/22/2018 to authorize a payment in the amount of $645.64.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/22/2018
30000583	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/11/2018.  The last payment was received on 02/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2017.  An authorized third party asked about an escrow account disclosure statement; agent advised that the payment will be adjusted due to addition of escrow account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/16/2018
30000584	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/15/2018.  The last payment was received on 02/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2017.  Borrower called in and wanted to confirm when payment is due as 10/15/2017 falls on a Sunday. Agent advised closed on Sunday but can make payment on Saturday or Sunday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/6/2018
30000585	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2018.  Borrower scheduled payment of $377.61 and inquired about modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/27/2018
30000586	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2017.  Servicer spoke with borrower on 10/03/2017 to complete the introduction call. Borrower was driving and was unable to write down any information but scheduled payment with the effective date of 10/04/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/11/2018
30000587	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/14/2018.  The last payment was received on 02/14/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000588	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/11/2018.  The last payment was received on 01/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/11/2017.  Borrower called to make a one-time draft in the amount of $566.20 for 11/13/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000589	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2018.  The borrower made a one time draft payment in the amount of $838.06.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/27/2018
30000590	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/20/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2017.  Borrower said she received a letter saying her address is not matching. Servicer advised borrower to send a letter from the post office if possible or a legal document showing address is actually the mailing address. Servicer advised that all original loan documents have property address as 3849. Borrower will email tax bill to account manager.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/26/2018
30000591	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/21/2018.  The last payment was received on 02/22/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2017.  Welcome call was completed and the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000592	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/14/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/14/2018
30000593	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018.  On a call dated 2/12/2018 borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/12/2018
30000594	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/27/2017.  The Authorized Third Party contacted servicer to set up ACH payments on account. The servicer processed a payment of $924.66 for 10/27/2017 and provided a confirmation number for payment. The servicer set up ACH payments for the 1st of each month going forward. The borrower also requested to have the late fee waived from the October payment. The servicer submitted a request for the fees to be waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000595	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/25/2018.  The last payment was received on 02/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2017.  The borrower called in and authorized agent to process payment in amount of $478.80 and was provided with the payment confirmation number. The borrower stated sent ACH form to draft bi-weekly. The agent advised does not see form on file. The borrower stated will fax form to customer service.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.  Case was closed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/21/2018
30000596	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2018.  The borrower called in to make a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/27/2018
30000597	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2017.  borrower called to advise that payment was sent in.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/14/2018
30000598	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/28/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2017.  Borrower called to make payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000599	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/26/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2017.  Borrower was not cooperative and refused to be on a recorded line.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000600	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/03/2018.  The last payment was received on 02/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2018.  The borrower called in to go over the escrow shortage, an escrow analysis was sent to the borrower via regular mail.  The borrower is sending in paper to show her daughter helps with the payments. (During the last modification discussion on 07/17/17 the borrower did not realized the payment would increase and was advised it was due to the ending of the modification terms in July of 2017)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000601	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/24/2018.  The last payment was received on 02/22/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2017.  Borrower called to inquire what is the difference between legal balance and principal balance due. Associate advised balances are similar and provided a quote of the balance and suggested borrower request a payoff and borrower authorized for it to be sent email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/22/2018
30000602	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/06/2018.  The last payment was received on 02/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2017.  The borrower requested that a one-time draft payment to be deleted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/21/2018
30000603	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2018.  Servicer contacted borrower and borrower scheduled a payment for 02/28/2018 and advised RFD was due to illness of family member.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/23/2018
30000604	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2017.  Borrower stated that the escrow spread over 24 months was still too high of a payment and would like it to be spread over 36 months. Borrower made a one-time draft payment in the amount of $3,915.76.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Limited information provided on bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000605	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2018.  Authorized third party made payment of $4,533.12 and inquired about lowering payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/23/2018
30000606	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2017.  The last contact was made on 7/24/2017, in which the borrower wanted to confirm that the grace period is 15 days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/5/2018
30000607	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/14/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/03/2017.  Borrower 2 called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/2/2018
30000608	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/20/2017.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000609	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/28/2018.  The last payment was received on 02/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2018.  The borrower authorized a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/26/2018
30000610	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2018.  The Co-borrower inquired about a letter they received regarding the property taxes having been paid on the account by the servicer. The caller stated they have already paid the taxes and will provided an email copy of the proof paid to the email listed on the letter. Servicer advised that is the correct email address and stated they would have the loan account manager contact borrower as a follow up as the AM was not available at the time of the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Limited bankruptcy details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/27/2018
30000611	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/3/2018
30000612	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2017.  The authorized third party called questioning the escrows and payment amounts. The agent transferred the call to the account managers voicemail and emailed account manager. The account manager attempted to call borrower back and there was no answer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/5/2018
30000613	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  Borrower called in to schedule a payment. Borrower scheduled a one time draft in the amount of $222.61 from account on file, agent provided confirmation number and borrower had no additional questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000614	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/15/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2018.  The borrower called in to confirm the payment was set up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/26/2018
30000615	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2018.  Servicer contacted borrower regarding payment. Borrower advised will call back to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/27/2018
30000616	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/18/2017.  Servicer completed a courtesy call on 10/18/2017 as the last contact with borrower was on 03/13/2017. Associate advised borrower they are paid ahead and answered al questions for borrower. Borrower stated they were interested in refinancing and confirmed their payment history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000617	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2017.  Servicer contacted borrower about their monthly payment, borrower stated that they mailed the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000618	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/15/2018.  The last payment was received on 02/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2018.  Authorized third party spouse called to make payment in the amount of $4875.93.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000619	2	[2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/15/2018.  The last payment was received on 02/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2018.  Borrower called in and made payment of $2,511.28.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/16/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  The borrower has an ongoing dispute regarding payments for November, December, and January of 2016/2017.  The borrower is disputing the due date stating that a payment is missing for 11/2016 but changed accounts so unable to confirm with the bank.  The most recent comment reflects the borrower continues to discuss the missing November payment and has submitted statements in the past.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/20/2018
30000620	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2017.  Borrower called in to inquire about why payment increased.  Agent explained escrow increased and letter was sent to borrower in early January to explain the increase.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/22/2018
30000621	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  The borrower made a one time draft payment in the amount of $2412.86  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000622	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2018.  The borrower stated that the payment would be made next week. The borrower declined to schedule the payment; unsure of the exact date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: The loan was modified prior to the review period.
				2/28/2018	2/27/2018
30000623	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2017.  Borrower called and made a on-time draft in the amount of $869.35 for 02/12/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/9/2018
30000624	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2017.  The last contact was made on 10/19/2017, in which the borrower indicated a payment was made online and with customer service; the borrower inquired about a refund request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/29/2018
30000625	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/22/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/21/2017.  The borrower called in and made a payment in the amount of $2587.64 and was provided with the payment confirmation number. The agent provided the website information to the borrower to make online payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/14/2018
30000626	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/20/2017.  A welcome call was completed. The borrower advised they were going to enroll in automatic payments on the website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/8/2018
30000627	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 01/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2017.  Borrower advised that he has still not received a statement. Agent generated a temporary statement and faxed it to the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000628	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2017.  Servicer received an email from borrower containing the homeowner's insurance policy, servicer forwarded it to the insurance department for update.  The borrower stated is planning to sell the property in the next six months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/22/2018
30000629	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/24/2017.  Borrower has not received the payment coupon and will call back on Monday if not received over the weekend.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/10/2018
30000630	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2018.  On a call dated 2/13/2018 borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/14/2018
30000631	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2018.  The borrower contacted the servicer on 01/12/2018 to inquire about refinancing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/12/2018
30000632	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/15/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2018.  The borrower inquired about the current bi-weekly ACH payments and stated should be for $250.00 instead of the current $210.16 (which is 1/2 of a payment). The borrower requested the remaining amount to be applied towards curtailment each month. The servicer advised they would submit a request to have the ACH payments corrected and it should be in affect by 02/15/2018, if not it would be by the following draft date. The borrower also inquired about the forced place insurance on the account. The servicer advised the borrower to submit proof of homeowners insurance and they would remove the forced place policy.  Borrower understood and did not have any additional questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/13/2018
30000633	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/23/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/23/2018
30000634	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/06/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2017.  Authorized third party not let her make payment was having a problem making a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/6/2018
30000635	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2018.  Outbound call to the borrower to discuss monthly payment, confirmed it was mailed 5 days prior but had not yet been received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comments indicate the borrower requested assistance with a loss draft check on 12/5/2017-no further details on type or extent of damage or status of repairs following the conversation  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/12/2018
30000636	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/03/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2017.  The borrower advised their insurance policy was re-written; agent requested an updated declarations page.  The borrower noted on 10/16/2017 the borrower noted is selling the property and a realtor will be calling in.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000637	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/18/2017.  The borrower was contacted and stated the payment was mailed on 10/02/2017.  The payment went to the prior servicer and the amount is correct.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/9/2018
30000638	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2018.  Servicer received call from borrower on 02/16/2018 to schedule a payment but did not have the routing number and stated they would call back. Borrower did call back and scheduled the payment with the effective date of 02/16/2018 and associate stated they would open a task to have the additional funds be applied towards principal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/16/2018
30000639	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/22/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/23/2018
30000640	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2018.  The borrower advised that they are having difficulty making the payments due to the step rate increase. The borrower will call back to make the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: The loan was modified prior to the review period.
				2/28/2018	2/27/2018
30000641	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2018.  borrower called for fax to send in in w-9.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/13/2018
30000642	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2018.  Advised the borrower there would be a follow up when the wire is released.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/08/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower accidentally set up ACH draft payments.  Awaiting funds to be released back to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/16/2018
30000643	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2018.  The borrower called in for an address update to send a tax bill.  They were advised of a fax number but declined stating they wanted to mail it, and were provided with the address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/22/2018
30000644	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2017.  Servicer was able to contact borrower while they were at work and was advised primary borrower is back to work and gets paid on Friday. Associate offered ACH and online payments for free to avoid the late fee. Skip tracing methods were evident.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/12/2018
30000645	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2017.  Borrower called in for assistance with his online account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/13/2018
30000646	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2017.  Borrower called in to confirm homeowners insurance was paid.  Agent verified the amount and when the payment was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000647	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/18/2017.  Borrower was advised that the welcome package is on the way. Borrower made a one-time draft in the amount of $538.62.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/7/2018
30000648	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2017.  The last contact was made on 11/14/2017, in which the borrower had general account questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000649	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000650	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2017.  Borrower called in to make a payment for $3000.00, plus fees for $20.00, effective 05/08/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/22/2018
30000651	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018.  On a call dated 2/12/2018 borrower called in to make a payment and also asked agent to look into 2016 and 2017 incentive.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/19/2018
30000652	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2018.  Borrower called in and make a payment of 1193.11 for 01/08/2018. Servicer advised that borrower has an autodraft for the 5th of each month. Borrower cancel/delete the payment for 01/08/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/11/2018
30000653	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2018.  Borrower was advised that Automated Clearing House payments were scheduled to begin on 02/01/2018. Borrower was advised that the 01/01/2018 payment is missing and borrower did a one-time draft in the amount of $1,022.34.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/26/2018
30000654	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2017.  The borrower sent in a check in the amount of $91.31
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000655	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2018.  The borrower inquired about the payment on account scheduled for today and stated the payment has not been removed from their bank account. The servicer advised the payment would process by the end of the day however it could take 2-3 business days for it to clear the borrower's bank account. The borrower understood and did not have any additional questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/26/2018
30000656	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2018.  Agent called borrower and informed them they are still waiting on their email address to email them copy of ARM document. Borrower advised they will make a payment this week and they still have not followed up with FHA regarding reverse mortgage. Agent informed borrower their payment is increasing next month
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000657	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2018.  The borrower advised that there was no damage to the property due to California wildfires, just ashes around the house.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: The loan was modified prior to the review period.
				2/28/2018	2/8/2018
30000658	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/22/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2018.  Borrower called in to advise she will schedule her payment later in the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/22/2018
30000659	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2017.  The borrower called in and the agent completed the new account manager call and provided direct contact information. The agent confirmed the current rate is 3.000% and last step rate on modification next year to 3.375%. The modification was completed in 2012. The borrower stated may be interested in pulling out equity on property. On 03/17/2017 the borrower stated that the reason for default was due to just retired.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000660	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/23/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/23/2018
30000661	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/17/2017.  Borrower called in and scheduled a payment in amount of $1981.39.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000662	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2018.  The borrower called and was informed the property inspection for the loss draft indicated the repairs were 100% completed. The servicer advised all the loss draft funds will be released and sent overnight. Borrower 1 also confirmed they are the executor and they have a power of attorney for Borrower 2. The loss draft funds in the amount of $16,471.79 were mailed on 02/14/2018.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: Comments on 12/20/2017 indicated Borrower 2 is deceased; they are survived by their spouse which is Borrower 1. The date of death was not notated.
				2/28/2018	2/15/2018
30000663	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2018.  The borrower informed the servicer on 02/22/2018 that the payment was mailed within the last week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/24/2018
30000664	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/28/2017.  Borrower called in regarding billing statement. Representative advised Borrower is on time and due for December.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/27/2018
30000665	3	[3] Mortgagor Deceased - Not clear or no information on executor/heir
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/25/2017.  Borrower will make the payment by the end of the month. Waiting for payment for a job not yet completed and medical issues.  Borrower is deceased and Not clear or no information on executor/heir.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000666	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/22/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2018.  The borrower made a one time draft payment in the amount of $881.87
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/22/2018
30000667	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2017.  Borrower advised of liking to make payments online. Borrower wanted to authorize their child and advised the borrower of third party authorization form to fill out and send.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/14/2018
30000668	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/22/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2018.  The last contact was made on 2/27/2018, in which the borrower wanted to confirm HOI info was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/27/2018
30000669	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2017.  Borrower called regarding August payment.  Agent explained that they shorted their payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/26/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Received dispute from TRU Consumer Dispute. Borrower questioning the 30 days past due report on credit bureau.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/8/2018
30000670	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2018.  On a call dated 2/21/2018 borrower scheduled a payment with agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/21/2018
30000671	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2018.  The borrower was provided information regarding the escrow shortage and given the due date as 02/01/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/2/2018
30000672	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/21/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/22/2018
30000673	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2017.  The borrower inquired about the late fees on their account. The servicer advised the fees were assessed by the prior servicer. The borrower thought the fees were waived however are still appearing on account. The servicer explained that the fees occurring during the first 60 days after the loan transfer are waived, however the late fees were prior to the transfer and could not be waived. The borrower was not satisfied and stated they would contact the prior servicer. No further contact noted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/13/2018
30000674	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 01/17/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2017.  Borrower called to verify payment, advised in the amount of $2,095.08 since 05/01/2017.  Advised payment $2,147.78 on department is including late fee which only referenced 77.22 being applied towards principal.  Borrower ok, no additional questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/26/2018
30000675	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/13/2018.  The last payment was received on 02/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2018.  Servicer contacted borrower for an introduction call. Borrower stated will call back another time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/21/2018
30000676	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2017.  Borrower called in to make sure servicer received the payment from prior servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/30/2018
30000677	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/06/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2017.  The borrower called to make a payment by phone and discussed upcoming escrow decrease and upcoming rate adjustment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/6/2018
30000678	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2018.  Borrower had an issue logging into account and the issue appears to have been resolved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000679	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/06/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2017.  Borrower called and stated they want to start off on the right foot with the Servicer. Borrower made payment for $238.31, effective 11/14/2017. Borrower also requested a statement that shows the fees paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/6/2018
30000680	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2018.  Borrower called in to speak with a specific agent who was unavailable. Call was transferred to the agents voicemail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000681	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  Borrower stated he did not know why payment wasn't drafted; funds were in his account. Servicer took payment in the amount of $1717.26.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000682	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2017.  Borrower was advised that Automated Clearing House payments are set to begin on 12/06/2017. Did a one-time draft in the amount of $859.24.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/20/2018
30000683	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/06/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: 12/12/2017 - Outbound call to borrower, son answered and stated borrower is deceased. A one time draft was made for $499.97, effective 12/12/2017.
				2/28/2018	2/6/2018
30000684	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2017.  The borrower called in and the agent completed the welcome call and confirmed the due date, payment amount, interest rate, unpaid principal balance and escrow. The borrower stated that the best contact number is cell phone and provided the number and provided the home number as a secondary number. The borrower gave authorization to leave messages on both numbers and also added email address. The borrower has the account managers contact information. The agent directed borrower to the website and provided instructions to register a new account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/23/2018
30000685	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/06/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2018.  On a call dated 1/22/2018 borrower called in to confirm that late fee was waived as one time courtesy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/6/2018
30000686	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/20/2017.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: The loan was modified prior to the review period.
				2/28/2018	3/1/2018
30000687	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2017.  Servicer contacted borrower, performed a welcome call and borrower expressed that she likes to make payments online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/5/2018
30000688	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2018.  The borrower made a one time draft payment in the amount of $3454.24
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/22/2018
30000689	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2018.  Servicer made a courtesy call and borrower scheduled a one time draft with the effective date of 02/14/2017. Associate advised they have waived the late fee. Comment dated 12/28/2017 shows borrower inquired about the late and was advised it was assessed and a waiver has been submitted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/13/2018
30000690	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2018.  Borrower advised he sent in flood insurance policy information and will sign up online for ACH payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/23/2018
30000691	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/13/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2018.  Agent called the borrower to discuss the account status. Borrower advised he has the modification application but not sure if he wants to go that route.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000692	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 01/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/19/2017.  The borrower called to ask about the hazard insurance. The borrower advised they recently changed their insurance company. The borrower advised they thought their payment would be lowered. The servicer advised there was an escrow shortage and if the loan was re-analyzed today the payment would be higher. The borrower stated they were confused about how to get a refund from the prior insurance. The servicer advised the borrower to call the insurance company to cancel the insurance and ask for the refund to be sent to them and the refund should be applied to the escrow account so an escrow analysis can be completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000693	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2018.  The borrower contacted the servicer on 02/14/2018 to authorize a payment in the amount of $1,457.49.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/14/2018
30000694	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/22/2017.  The servicer called and spoke with representative at the authorized third party bankruptcy attorney office who stated to call back on Monday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 11.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.  The bankruptcy was filed Pro SE. Amended POC was filed XX/XX/XXXX and provides for an arrearage of $17,256.34. Unable to determine when the original POC was filed. The Transfer of Claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma. There is no evidence noted that the property was impacted.
				2/28/2018	2/26/2018
30000695	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comment onXX/XX/XXXX states Chapter 7 Discharge no other information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/19/2018
30000696	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 03/01/2015 - 08/31/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  Called and spoke with borrower regarding status of Assumption. Agent advised there were no updates but borrower would have to complete a BAF. Borrower stated once everything is completed will reach out to Account Manager.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is not available in the information provided.  Memo states property surrendered in plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000697	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2018.  On 2/14/2018 Borrower made a payment by phone of $4014.40.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/14/2018
30000698	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2018.  Spoke to borrower and drafted payment of $2,206.11.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/14/2018
30000699	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2018.  The borrower authorized a payment and requested assistance resetting their online password.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/5/2018
30000700	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2018.  The borrower made a payment and requested an automatic payment form via email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: The loan was modified prior to the review period.
				2/28/2018	2/16/2018
30000701	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/06/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2018.  Borrower called to make a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/7/2018
30000702	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2017.  The last contact was made on 12/1/2017, in which the borrower indicated would make a payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/14/2018
30000703	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2017.  Borrower called with Third Party, and wanted form to add Third Party authorization. Borrower also wanted to know about a cash-out refinance. Servicer advised, in NY, Servicer does not originate loans.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000704	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/15/2017.  On a call dated 9/15/2017 borrower made a payment over the phone with agent and denied confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/26/2018
30000705	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2017.  Servicer assisted borrower with online account and took payment in the amount of $1464.57.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/26/2018
30000706	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/22/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2018.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000707	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/25/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2018.  Borrower called in and requested the Interest and Taxes paid in 2017. Agent provided amounts.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/13/2018
30000708	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2018.  Borrower made contact and advised they send money orders to the PO box listed on the billing statements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/5/2018
30000709	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  The borrower made a one time draft payment in the amount of $8295.78
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000710	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2017.  The borrower discussed the loan details and contact information during the welcome call.  The customer promised to pay the month of September by the 16th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/5/2018
30000711	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2018.  The last contact was made on 2/22/2018, in which the borrower had an escrow inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000712	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2018.  the customer called and authorized a one time payment in the amount of $1967.40 the account is current and performing
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: key word search no hits
				2/28/2018	2/10/2018
30000713	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2018.  Borrower called in to verify that only one internet payment will post to the account despite making two payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/23/2018
30000714	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2018.  borrower called to reset security question.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/8/2018
30000715	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2018.  The borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000716	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2017.  Co-Borrower called but had an appointment at the hospital and could not complete welcome call. Borrower gave best time to call. Borrower also scheduled a payment for $1570.58, effective 9/29/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000717	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2018.  On a call dated 2/26/2018 agent advised borrower can send in request in writing to remove PMI from account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000718	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2018.  Borrower called to make payment in the amount of $441.86.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/27/2018
30000719	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2018.  The borrower made a one time draft payment in the amount of $3209.85
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/1/2018
30000720	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2018.  The last contact was made on, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/26/2018
30000721	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/20/2017.  The borrower requested a new escrow analysis be performed on the loan as the payment has increased due to an escrow shortage. The servicer submitted a task to have a new escrow analysis completed. No further questions or concerns.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/26/2018
30000722	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2018.  Borrower called to discuss next rate change date and what the current rate was.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000723	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/20/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2018.  Inbound phone call from authorized third party regarding statements.  Agent advised the statements are mailed on the 10th of each month.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/8/2018
30000724	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018.  The last payment was received on 02/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2018.  The borrower made a one time draft payment in the amount of $670.69
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/24/2018
30000725	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/22/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2018.  Servicer called regarding NSF payment for 02/14/2018. Borrower stated will review bank account and call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/19/2018
30000726	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2018.  the customer called to authorize a one time draft in the amount of $2273.93 the loan is current and performing
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/13/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  credit bureau reporting dispute resolved
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000727	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2018.  The borrower stated does not have a second loan with a specific bank and is current on the home owners association $169.00 monthly dues.  The contact information was verified.  The caller is interested in refinancing but did not have time to speak with a loan officer.  A call back was requested; and an email was sent to the origination team.   A payment was scheduled for 4,137.10 for today.  Owner occupancy was verified.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/9/2018
30000728	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2017.  On a call dated 10/16/2017 borrower was informed that have not received proof of HOI yet. Borrower will call insurance agent and ask why not.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/16/2018
30000729	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  Called and spoke with borrower who scheduled a payment for $2575.29, effective 2/28/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000730	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2018.  The borrower called in had questions about late fees advised the borrower 70 dollars has been paid towards late fees. Borrower advised last late fee was suppose to be waived advised no decision has came in as of yet.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/27/2018
30000731	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2017.  The servicer contacted borrower to confirm the ACH start date of 11/12/2017 is correct. Borrower confirmed start date and servicer completed the task to set up the ACH payment drafts. No further questions or concerns.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000732	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2018.  Inbound call from borrower.  Borrower wanted assistance in setting up ACH.  Agent went through the process with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/26/2018
30000733	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2017.  Borrower was contacted for payment and advised the payment was sent and should be received today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000734	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/15/2017.  The borrower scheduled a payment for $1,344.89 for today and may set up automatic payments online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/26/2018
30000735	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/22/2017.  Borrower called regarding online payment. Servicer advised payment posted 09/17/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000736	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/20/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2017.  Borrower called to set up payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/20/2018
30000737	3	[3] Collection Comments - Incomplete -: Missing 03/01/2015 - 02/12/2017 [3] Pay History - Incomplete - Missing: Incomplete - Missing 03/01/2015 - 02/12/2017
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/25/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2017.  Inbound call from borrower. Borrower returning phone call advised daughter takes care of account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/18/2018
30000738	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/06/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000739	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/21/2018.  The last payment was received on 02/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2017.  On a call dated 1/15/2018, the borrower stated will be making December payment in January due to a change in employment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/18/2018
30000740	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/05/2018.  The last payment was received on 01/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2017.  The borrower scheduled a payment.  The loan details were discussed and the caller was instructed to sent the proof of insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/31/2018
30000741	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/18/2018.  The last payment was received on 01/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2018.  Called and spoke with borrower who scheduled a payment for $1226.11, effective 1/31/2018. Agent discussed amounts due on statement due to billing cycles and payment being made after bill was generated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/27/2018
30000742	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/22/2018.  The last payment was received on 02/06/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2018.  Borrower called and stated she paid online but paid a few days late and incurred late fee. Servicer advised can pay online earlier to avoid late fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000743	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/10/2018.  The last payment was received on 02/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2017.  Inbound call from borrower.  Agent updated borrower's information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/21/2018
30000744	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/21/2018.  The last payment was received on 01/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2017.  Borrower called to schedule a payment and inquired about the deferred balance.  Discussed homeowner's insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/26/2018
30000745	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2018.  The borrower sent email stating was unable to make payment due to late fees still showing advised late fee was applied to payment. Sent request to waive awaiting management approval.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000746	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/28/2017.  The borrower stated had sent the automatic draft form for bi-weekly payments to start on 12/08/2017.  The form was forwarded and a payment was scheduled for 12/01/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/8/2018
30000747	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2017.  Borrower called to see if the amount in suspense could be applied to the next payment and was advised that it can be.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000748	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 01/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2017.  On 07/01/2017, the borrower walked into the office and asked if an insurance policy was being escrowed. The servicer advised there was no insurance escrow and there was not force placed insurance. The borrower stated someone broke into the property and stole the borrower's personal items. The servicer advised a letter was sent to the borrower on 02/25/2017 to advise of lack of an insurance policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/16/2018
30000749	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2018.  Borrower called and confirmed February payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/22/2018
30000750	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2018.  Borrower called in and reviewed billing statement, agent advised February payment was received after statement was generated and account is only due for March.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/22/2018
30000751	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2017.  Spoke with the borrower and a third party about the reason for the W-9 request. Borrower will fill out and send in the form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/12/2018
30000752	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2017.  Borrower called in about payment change rep advised change is due to mod and went over mod terms.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/1/2018
30000753	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2017.  On a call dated 11/2/2017 borrower inquired whether or not received proof of HOI. Agent advised yes. Borrower denied confirmation number. Borrower also called in regards to auto ACH form received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000754	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2018.  Borrower called in and did a one time draft for $570.96, effective 2/15/2018. Agent reminded borrower of payment change and borrower stated was working with Account Manager to get escrow removed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/19/2018
30000755	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/28/2017.  Inbound caller wanted to confirm payment was received. Agent confirmed payment received in November.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/8/2018
30000756	2	[2] Property is located in a FEMA disaster area. [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2017.  Borrower called to see why account not reporting to credit bureau. Servicer advised due to discharged bankruptcy. Borrower stated loan was reaffirmed and will have attorney fax over documents.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  Case converted from Chapter 13 to Chapter 7 on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: Property is in FEMA disaster area, no evidence of property damage.
				2/28/2018	2/11/2018
30000757	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/22/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2017.  Spoke to borrower and scheduled payment of $1,895.15.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/14/2018
30000758	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/15/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2018.  Servicer contacted the borrower to review the account, servicer advised the current principal balance is $47,217.54 with an interest rate of 8.55% and the maturity date is 11/15/2024. The borrower stated they would call back to possibly discuss refinancing the loan, borrower declined to have the servicer call back due to them not always being available. No further contact noted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Collection comments indicate servicer providing bankruptcy disclaimer during phone contact, no further details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/6/2018
30000759	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2018.  Borrower called to schedule a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000760	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2018.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/26/2018
30000761	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/20/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/22/2017.  Borrower made a one time draft payment in amount of $ 1144.98.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/20/2018
30000762	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2017.  Servicer called to schedule payment.  Borrower advised payment already made through his bill pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/15/2018
30000763	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/03/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/07/2017.  Borrower contact. Was called in regards to loan courtesy call. Stated would not accept HOI because was in daughters name. Was advised policy would have to be in her name.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/25/2018
30000764	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/26/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2016.  Telephoned borrower regarding monthly payment.  Scheduled payment for $1,460.66.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/16/2018
30000765	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2017.  Borrower called to make a payment of $734.10.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/9/2018
30000766	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2018.  On a call dated 2/20/2018 agent advised once all is received will let borrower know if any documents needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/20/2018
30000767	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000768	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2017.  Borrower called in regarding a card the new account manager sent to inform of a change. The servicer discussed the balance and the payoff of the loan with the borrower. The borrower gave authorization to spouse to speak on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000769	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/13/2018.  The last payment was received on 02/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2018.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/21/2018
30000770	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2017.  Borrower stated that they received a hazard letter and was advised that they would need to provide proof of homeowner's insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/8/2018
30000771	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2018.  Courtesy call to borrower in regards to payment. Borrower gave authorization to speak with spouse who scheduled a payment for $739.00, effective 12/13/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000772	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/12/2018.  The last payment was received on 02/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2017.  The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/13/2018
30000773	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/17/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/25/2017.  The borrower called in to send in the new insurance information.  The borrower paid the insurance and asked about the service transfer.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: Noted 03/07/2017 death certificate received for Mr. Date of death not noted.  The deceased borrower was removed from the mortgage per primary borrower's request.
				2/28/2018	2/11/2018
30000774	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/28/2018.  The last payment was received on 01/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2017.  Borrower contact. Called in regards to making partial payment. Processed payment of $700.00
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/19/2018
30000775	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  On 2/28/2018 Borrower called to make a payment via phone for $2283.17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000776	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2017.  Borrower called and made one time draft of $1,028.14.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/9/2018
30000777	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/20/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2018.  Borrower called to inquire why only one of his late payments was removed from the credit bureau.  Borrower had spoke to Fay and she agreed to remove both late from his credit bureau.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000778	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2018.  The borrower contacted the servicer on 03/01/2018 to authorize a payment in the amount of $1,097.97.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000779	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2018.  Borrower wanted to schedule a draft payment in the amount of $932.88 for 01/31/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/7/2018
30000780	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2018.  Authorized 3rd party called advised b1 and b2 are divorced and she is the one in the residence.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/11/2018
30000781	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/10/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  Servicer contacted borrower on 02/28/2018 with borrower requesting a call back. Comment dated 02/12/2018 shows servicer was able to schedule a payment with the borrower. Servicer received call from borrower on 11/15/2017 stating they were interested in refinancing as they believe the property value is at $565,000.00. Associate stated they would send out the refinance referral.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000782	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/20/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2018.  Borrower set up a draft payment for 01/15/2018 in amount of $915.68.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/20/2018
30000783	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/10/2016.  The borrower called in and authorized agent to process payment for today in amount of $1059.66 and was provided with the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comment dated 05/24/2016 reflects discharged bankruptcy with no further details provided in comments available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/9/2018
30000784	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/22/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/1/2018
30000785	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/11/2018
30000786	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/9/2018
30000787	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/19/2018.  The last payment was received on 02/22/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2018.  Borrower called in and requested information on refinance. Agent sending refinance referral and best time to call. Borrower scheduled a payment for $813.09, effective 2/22/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/19/2018
30000788	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/14/2018.  The last payment was received on 02/20/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2018.  The borrower called to schedule a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/21/2018
30000789	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 01/30/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: The loan was modified prior to the review period.
				2/28/2018	2/15/2018
30000790	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2018.  The borrower called in to say the payment was misapplied and asked to open a payment inquiry in order to request the reversal of the portion that satisfied March and apply that to the principal payment.  The borrower was advised it would take 3 business days. (This seems to be a constant issue on the account the borrower has called in to have this fixed several months in a row.)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/21/2018
30000791	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018.  The borrower requested a copy of the original note be emailed to them. The servicer advised the note would be sent via a password protected email.  The borrower received the email and called back to request the password. Servicer provided the password, no further questions or concerns.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/12/2018
30000792	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2017.  Spoke to borrower regarding late husband being on the insurance.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/7/2018
30000793	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2018.  On 2/7/2018 Borrower called to make a payment of $815.40 via phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Borrower called on 1/3/2018 to report roof damage under $2000. On 1/17/2018 Borrower called to follow up on loss check endorsement and reported they would be making repairs themselves. Endorsed check was send by overnight UPS on 1/26/2018 to Borrower.  The damage repair amount is estimated at $1,154.06.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/7/2018
30000794	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2018.  On a call dated 1/10/2018 borrower asked if could be called back because is at the doctors.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/9/2018
30000795	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 03/01/2015 - 02/13/2016
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/14/2018.  The last payment was received on 01/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2018.  The borrower called in to make a payment. On 08/17/2017, the borrower asked about loss mitigation options because the borrower was in an accident and was in the hospital.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000796	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2018.  Servicer called borrower and asked borrower if they had any questions. Borrower requested a call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000797	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018.  Borrower advised a they received an additional claim check for same claim and was directed to send to check in and allow a three business days for processing time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: Certificate of completion on repairs was received on 02/26/2018 along with a loss draft check received from the borrower in the amount of $819.46.
				2/28/2018	3/1/2018
30000798	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2017.  The servicer called and spoke with the borrower who advised will go online and make the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000799	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2018.  Servicer received call from borrower referencing their 1098 and the way the deferred balance is showing. Associate transferred the call to the AVP for further detailed information and AVP mailed a copy of the payment history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/26/2018
30000800	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/28/2017.  Borrower 2 called in n paid $729.63 for the rest of the payment amount and also included in the late charge.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000801	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2017.  An authorized third party made a payment in the amount of $1125.88.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/22/2018
30000802	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2018.  Borrower called to setup a payment from a different bank account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000803	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/25/2017.  Borrower called in to advise payment was mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000804	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2017.  The servicer informed the borrower on 11/06/2017 that payments automatic are set up for the 15th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damage on 09/25/2017.  The roof is leaking, siding, shingles and paint need to be redone and the AC unit stopped working. The borrower stated on 10/09/2017 a claim was filed but taking a long time.  There is no evidence of a claim check being received.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/22/2018
30000805	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/13/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/13/2018
30000806	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000807	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/20/2017.  Borrower contacted, stated he has no time to talk and set up future follow up for 09/21/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/23/2018
30000808	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2018.  The borrower called to review an escrow analysis and review the modification terms that will end in 2021
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/23/2018
30000809	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/15/2017.  The last contact was made on 9/15/2017, in which the borrower stated had made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/16/2018
30000810	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2018.  Borrower called in about 1098
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/1/2018
30000811	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2017.  The servicer contacted borrower for payment on the account. Borrower stated they would make a payment via online. The servicer provided borrower with the contact information for the account manager and offered a welcome call.  The borrower declined and stated they would call back later.  Noted a payment received of $2,385.05 for 09/27/2017.  No further contact noted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: Noted 01/15/2018 Temporary modification ends on XX/XX/XXXX and reverts back to modification dated XX/XX/XXXX.
				2/28/2018	2/15/2018
30000812	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2018.  Borrower called in and asked if insurance had been paid. Agent advised borrower the insurance was paid on 01/02/2018 and flood insurance was paid on 09/19/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/3/2018
30000813	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2018.  Servicer received call from borrower to schedule a payment on 02/15/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Borrower is given the bankruptcy disclaimer upon contact.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000814	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2017.  The borrower called in to see why the account is not being reported to the credit. The account manager was unavailable and the agent advised it could be due to the transfer. The borrower stated will wait another month or so and check the status again.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/26/2018
30000815	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/26/2018.  The last payment was received on 02/06/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2018.  Borrower called in, the servicer confirmed that the account was escrowed for property taxes only and advised borrower of the last and next disbursement due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/7/2018
30000816	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2018.  Borrower called in for 1098 and note date information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/5/2018
30000817	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2017.  On a call dated 11/30/2017 borrower called and advised is getting new insurance carrier and asked what would happen. Agent advised any credit would be paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/11/2018
30000818	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 01/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2017.  The borrower called and made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/8/2018
30000819	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2018.  Inbound phone call from borrower asking about the late charge on account.  Agent explained due date and grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/7/2018
30000820	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2018.  Servicer called borrower for payment. Borrower stated he will make payment online by 02/15/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/13/2018
30000821	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 01/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2018.  Authorized 3rd party called in to make a payment in amount of $740.00
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/31/2018
30000822	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2017.  The borrower authorized a payment in the amount of $1386.48.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000823	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2018.  Borrower stated that a payment will be called in around the 10th of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000824	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018.  The borrower contacted the servicer on 02/12/2018 to authorize a payment in the amount of #1,063.45.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/20/2018
30000825	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/10/2018.  The last payment was received on 02/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2018.  On 2/24/2018 Borrower called to make a payment for $800.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/24/2018
30000826	2	[2] Loan is in Bankruptcy [2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 04/14/2018.  The last payment was received on 02/26/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX. Plan was confirmed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: A FEMA disaster was declared on 07/12/2017 for storms that occurred on 03/14/2017 and 03/15/2017.
				2/28/2018	3/1/2018
30000827	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2018.  The borrower called to go over the escrow shortage and payments from the escrow account. When the analysis is done a letter will be sent to explain the shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000828	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2018.  Called and spoke with borrower who stated other companies got money out of the account prior to the mortgage payment. Agent advised borrower to set up another account just for the mortgage payment. Borrower scheduled a payment for $1000.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/27/2018
30000829	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/25/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2017.  Borrower thought husband made payment and said would send the payment in the mail.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/5/2018
30000830	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/22/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2018.  Borrower called and made payment in the amount of $1048.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/2/2018
30000831	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/27/2017.  Borrower called to confirm they have an escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000832	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/05/2018.  The last payment was received on 02/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2018.  The last contact was made on 2/13/2018, in which the borrower had a BPO inquiry.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/21/2018
30000833	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/04/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  The borrower called in a one time draft payment in the amount of $377.99
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000834	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/19/2018.  The last payment was received on 02/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2018.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: The loan was modified prior to the review period.
				2/28/2018	2/21/2018
30000835	2	[2] Property is located in a FEMA disaster area. [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/30/2018.  The last payment was received on 02/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2017.  Death certificate received.  The borrower was sending in trailing docs for review.  The borrower also wanted to add son as authorized third party due to the death of spouse.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000836	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/29/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2018.  Servicer completed the Welcome call with borrower. Borrower inquired how they could reduce the principal balance on the account. Servicer recommended they pay additional towards the principal to help decrease.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/09/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/25/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000837	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2017.  Borrower called to inquire why statement shows an overdue payment. Agent advised statement went out before payment was received.  Agent advised borrower loan was current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/23/2018
30000838	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/28/2018.  The last payment was received on 02/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2017.  Borrower called to make payment and confirm ACH was set up. Servicer took payment in the amount of $1308.90 and advised that ACH form has not been received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/26/2018
30000839	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/28/2017.  Borrower called in stated statement shows amount due for 2 months. Servicer advised the borrower the statement was sent prior to the payment being received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000840	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/16/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/03/2017.  A representative contacted the borrower and introduced their selves as the new account manager and provided their contact information to borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000841	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/28/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2018.  On 2/9/2018, Borrower inquired about how to set up autopay. On 2/6/2018, Servicer went over modification and deferred balance. Borrower thought there were forgiveness provisions but Servicer advised of not seeing any.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/12/2018
30000842	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/28/2018.  The last payment was received on 01/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2017.  The borrower called in and stated had multiple payments sent back to her using bill pay. The agent provided email address to send in proof of returned payments. The agent noted that the email received is from borrower's credit union stating that the Fay account number was invalid. The agent provided borrower with an account number and advised to use that one going forward. The borrower stated unable to complete the welcome call at this time and will call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  Case closed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/9/2018
30000843	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/17/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2018.  Outbound call to the borrower to secure the monthly payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000844	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/28/2018.  The last payment was received on 02/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2018.  Borrower made a one-time draft payment in the amount of $880.38.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/24/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower had a payment dispute on the taxes. Borrower was advised that CHL paid them.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Limited information noted on bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/13/2018
30000845	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/15/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2018.  Outbound courtesy call placed to borrower, borrower scheduled a draft for $1376.71, agent provided confirmation number and advised borrower of grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000846	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/28/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/11/2018
30000847	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2018.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: The loan was modified prior to the review period.
				2/28/2018	2/9/2018
30000848	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 01/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2017.  Borrower called and set up payment in the amount of $1306.97.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000849	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/17/2018.  The last payment was received on 01/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2018.  Borrower called in to inquire about scheduling the February payment in March. Agent reminded borrower of grace period and late charge. Borrower schedule a one time draft for $550.00, effective 3/1/2018, overage to go to February late charge.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/19/2018
30000850	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/05/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2017.  borrower called to confirm payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/11/2018
30000851	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/27/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2018.  The borrower called in to schedule a payment in the amount of $1408.73.  The borrower also wanted to discuss the payment increase, she was advised this was due to an escrow increase.  The borrower had to request several time to speak to an assistant manager rather then customer service as she felt they were not helpful in answering her questions.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000852	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/27/2017.  Representative contacted Borrower to complete Welcome Call. Borrower advised they would call tomorrow to make a payment. Representative noted there was no HOA and no liens.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/7/2018
30000853	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/22/2018.  The last payment was received on 02/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2017.  The borrower called to confirm the payment positing on the account and confirm the loan was current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/27/2018
30000854	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2017.  The borrower scheduled a payment and updated contact information during the welcome call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000855	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/21/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2017.  Borrower authorized representative from insurance company to speak on account; stated payment had been sent out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/5/2018
30000856	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/25/2018.  The last payment was received on 02/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2017.  Borrower called in and stated that the installment amount was incorrect; it should not be 1873.30 but 936.65 which is the amount that she has been paying since the loan was modified on 05/XX/2015. The representative advised that the account manager will research and follow up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000857	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/27/2018.  The last payment was received on 02/06/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/30/2018
30000858	2	[2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/26/2018.  The last payment was received on 01/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2017.  The borrower called in disputing late charges from prior servicer. The agent check documents and there are no statements available from prior servicer in order to research itemized late charges. The agent transferred the call to the account manager. The borrower spoke with the account manager regarding the late charges in amount of $322.35 and stated will call back to explain.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/06/2018.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  On 12/28/2017 the borrower verbally disputed the late charges in amount of $322.35 from prior servicer. The account manager stated will call back to explain.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The proof of claim was filed XX/XX/XXXX.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000859	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/28/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2018.  The borrower called and stated they were only able to make the principal and interest payments this month. The borrower advised they would have the shortage amount in the following month. The borrower advised the reason for default is curtailment of income. On 09/25/2017, the borrower denied a modification because they completed a modification with the prior servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/13/2018
30000860	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/28/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  On a call dated 2/28/2018 borrower called in regarding access to the online website. Agent reset the password for the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000861	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/26/2018.  The last payment was received on 02/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2016.  Borrower contact. borrower called in regards to late charges. Was advised before payment set up. Payment was processed for late charge IAO $174.00
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/10/2018
30000862	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 01/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2017.  The borrower inquired about the information on their billing statement; agent advised a payment was received after the statement generated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/18/2018
30000863	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2018.  Intro call to borrower unsuccessful.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/1/2018
30000864	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: A FEMA disaster declared moratorium initiated 02/14/2017 due to storms, expired 05/15/2017.
				2/28/2018	2/12/2018
30000865	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/06/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2018.  Borrower called in, agent confirmed auto withdraw is set up for 01/18 payment, borrower also stated they want an extra $100 to be put towards principal each month. Agent advised borrower they did not see this in system and set up in system with auto withdraw, borrower advised they would follow up account manager.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on XX/XX/XXXX.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/26/2018
30000866	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2018.  Borrower made a one-time draft payment in the amount of $2,256.05. Borrower requested an e-mail copy of confirmation and verified that it was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/10/2018
30000867	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2017.  Borrower called in and stated received the welcome package and asked if the W9 needed to be completed. Agent informed third party it did not because borrower is deceased..  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/5/2018
30000868	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2018.  The borrower discussed the payment increase effective 04/2018 due to an escrow shortage reflected on the 01/29/2018 analysis.  The agent advised of the options to either pay the shortage or continue with the spread.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000869	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2017.  Borrower stated that he would like to do short sale as when his modification rate adjusts he will not be able to afford payment. Borrower stated retaining wall on property is starting to collapse. No evidence prior inspections show damage. Prior water damage claim was closed when final inspection was completed 07/24/2017. Borrower has been stating for years that property is not worth what he owes, thinks the deferred balance should be forgiven and has made settlement offers.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/21/2018
30000870	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2017.  Borrower wanted to know why payment is not lowered. Representative advised the amount that was deferred was due to a loan modification. Representative mailed a copy of the loan modification to Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: Notes indicate there is Forced Place Insurance as of 02/27/2018.
				2/28/2018	2/28/2018
30000871	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/20/2017.  The last contact was made on 9/20/2017, in which the borrower had a payment inquiry and asked that a third party authorization form be sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  Comments referenced a previous bankruptcy that was discharged on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: FEMA disaster declared on 04/02/2017 for storms that occurred on 02/01/2017 -02/23/2017.
				2/28/2018	2/16/2018
30000872	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2018.  Servicer contacted the borrower and the borrower made a payment in amount of $3105.24.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/14/2018
30000873	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2017.  Borrower called regarding statement showing 2 months due.  Advised him of how the statement worked.  Confirmed the Nov. payment.  Borrower stated he will send the Dec. payment via mail on the 10th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/16/2018
30000874	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2017.  The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/5/2018
30000875	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2018.  The borrower made a one time draft payment in the amount of $1012.62
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000876	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000877	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/26/2017.  The borrower called to check the status of the late charge balance of $24.70.  The agent confirmed that it had been paid as of 12/15/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/5/2018
30000878	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/22/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2018.  Borrower called to discuss grace period and advise she would be making payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/22/2018
30000879	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2017.  Borrower called to see why account is not reporting to credit bureau. Servicer advised not reporting due to discharged bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/20/2018
30000880	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/20/2018.  The last payment was received on 02/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2018.  Borrower called to ask if paying on the 21st would affect him. The servicer advised that has a 16 day grace period after the 20th to make the payment without a late fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/21/2018
30000881	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/04/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2018.  The borrower authorized a payment in the amount of $758.75.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is release from stay granted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/7/2018
30000882	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/22/2018.  The last payment was received on 02/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2017.  Representative confirmed taxes were paid on 11/16/2017 in the amount of $1,578.83.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/27/2018
30000883	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/25/2018.  The last payment was received on 01/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2017.  Borrower inquired about the statement and was advised that the payment was received after the statement was generated and shows a false double amount.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000884	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2017.  Borrower called in and stated would like to submit an auto ACH form via fax. Agent provided fax number. Borrower scheduled a one time draft for $991.08, effective 10/3/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000885	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2018.  The borrower called in made two payments in error only wanted to make one advised email was sent  ad payment applied to principal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/12/2018
30000886	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2017.  Borrower called to set up payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/12/2018
30000887	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  The borrower called and stated they received a letter from their homeowner's insurance company indicating the insurance was not paid. The servicer advised the renewal is in April and the insurance company will need to submit and invoice and the declaration page.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000888	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/26/2018
30000889	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2018.  Borrower called in and scheduled a payment in the amount of $2946.51, agent provided confirmation number and updated borrower's contact information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/14/2018
30000890	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2017.  The last contact was made on 10/23/2017, in which the borrower had account inquires.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: FEMA disaster declared on 04/02/2017 for storms that occurred 02/01/2017 - 02/23/2017.
				2/28/2018	1/8/2018
30000891	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/23/2017.  The borrower called in wanting to know when billing statement was generated. The agent advised was generated on the 19th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/8/2018
30000892	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2018.  The borrower confirmed the phone number and due date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/5/2018
30000893	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2017.  Discussed payment set up with borrower to draft on 3rd day of month to be within grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000894	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2017.  Borrower asked if the check was received for December's payment and was advised that the check was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: 100% inspection was received on 06/13/2017.
				2/28/2018	2/2/2018
30000895	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2017.  On 2/13/2018 Borrower made payment for $2916.37.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/13/2018
30000896	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/27/2017.  Borrower upset stating that she does not owe any fees however the documentation in the file prove so.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/6/2018
30000897	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/08/2017.  The co-borrower contacted the servicer about an escrow shortage statement her payment will be increased. The servicer advised that the shortage amount is 326.12 and could be spread over 12 months. Borrower agreed to pay 326.12 instead of spreading it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/21/2018
30000898	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2017.  Borrower made a payment on an inbound call dated 12/12/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/14/2018
30000899	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/20/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/19/2018
30000900	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2018.  On a call dated 1/16/2018 agent advised borrower that payment is still not made. Borrower advised assistant will be posting shortly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/14/2018
30000901	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2017.  The borrower advised had mailed a payment in the amount of $1,537.08.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/10/2018
30000902	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2018.  On 2/16/2018 Borrower made a payment via phone for $783.81.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/16/2018
30000903	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/17/2018.  The last payment was received on 02/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/22/2017.  The borrower stated that the other borrower handles the mortgage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: The loan was modified prior to the review period.
				2/28/2018	2/24/2018
30000904	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/02/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/14/2018
30000905	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/22/2018.  The last payment was received on 02/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2017.  Called and spoke with borrower who stated they called the Homeowners Insurance Company to have the Mortgagee Clause updated, they will receive the updated Declaration page on 10/4/2017. Borrower stated registered account online and reviewed information, everything is correct.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/12/2018
30000906	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/18/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2018.  The borrower called in to make sure they set up their payment correctly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000907	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/15/2017.  Borrower called to make payment in the amount of $1421.09.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000908	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/02/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2017.  Borrower contact. Called in regards to account maintenance. Scheduled one time payment effective 12/1/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/29/2018
30000909	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/05/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  The borrower was contacted for a payment. The borrower made a payment for 02/28/2018 in the amount of $519.56. On 08/23/2017, the borrower advised they wanted to complete another modification because they are unable to afford their higher payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000910	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 01/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/27/2017.  The last contact was made on 9/27/2017, in which the borrower scheduled a payment and indicated the taxes were paid on 8/31/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000911	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2018.  The borrower inquired about the status of the 1098 tax form and was advised that could view it online.  However, the form was unable to be obtained online and the caller requested it be mailed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/24/2017.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A fee dispute letter was received on 03/24/2017.  The customer requested the reimbursement of a $25.00 check stop payment fee.  The borrower called in and also disputed the cancellation and inspection fees.  The resolution letter was mailed on 04/19/2017.  The refund was declined and the servicer requested a non-dispute letter from the bank for review of the refund request.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000912	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 01/29/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2017.  Outbound call placed to borrower, agent spoke with borrower and authorized spouse, confirmed account information and advised of due date, grace period and payment options. Borrower declined payment drafting at this time, stated they pay online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000913	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2017.  Borrower called and scheduled an installment in the form of a one-time draft in the amount of $615.87. Payment was scheduled for 12/29/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/21/2018
30000914	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/3/2018
30000915	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/27/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/8/2018
30000916	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2018.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comments on 09/25/2017 indicate that an insurance claim was filed with the prior servicer for roof damage. The funds were endorsed and released on 08/31/2017.  The claim was deemed non-monitored.  The claim was for hail damage that occurred on 02/25/2017.  The damage repair amount is estimated at $9,981.42.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: The loan was modified prior to the review period.
				2/28/2018	2/28/2018
30000917	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/25/2018.  The last payment was received on 02/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2017.  Discussed payment options with borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/23/2018
30000918	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/12/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2017.  On a call dated 9/28/2017 borrower confirmed monthly hazard information to be correct.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/16/2018
30000919	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/04/2018.  The last payment was received on 02/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2018.  Servicer advised of escrow analysis and new payment. Servicer also advised borrower to get own insurance due to cost of force placed insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/20/2018
30000920	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2018.  An authorized third party, borrower's spouse called, wanted to make sure their payment was received. Servicer advised it was but will take 24 to 48 hours to clear.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/23/2018
30000921	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/20/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2017.  The servicer called and spoke with the borrower and advised that bi-weekly payment ACH has not yet been set up. The borrower authorized the agent to draft the first half of the payment today in amount of $376.47 and was provided with the payment confirmation number. The borrower stated would like the second half drafted on 10/16/2017 according to the original ACH request received.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: Comment dated 07/17/2015 reflects death certificate was received.
				2/28/2018	2/15/2018
30000922	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2018.  On 2/24/2018 Borrower made a payment by phone of $3600.41.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/07/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed dates reported by Servicer. Servicer corrected the dates.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/26/2018
30000923	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2018.  Called and spoke with borrower and advised borrower that today was the last day payment could be made without incurring a late fee. Borrower stated would get with co-borrower and get it paid today. Borrower scheduled a payment for $2711.03, effective 2/16/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/16/2018
30000924	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2018.  Scheduled payment of $1247.66 effective 02/27/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000925	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/06/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2017.  Borrower advised that the welcome package was received. Borrower also advised of being in a meeting and could not talk at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000926	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2018.  Representative contacted Borrower for into call to inform Borrower they are the assigned Account Manager and provided their information to Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: FEMA Disaster declared 07/12/2017 for storms on March 13-14, 2017.  No property damage noted.
				2/28/2018	2/2/2018
30000927	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018.  Inbound call from borrower.  Borrower inquired whether payment draft was applied.  Agent advised payment was setup.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000928	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/23/2017.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000929	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2017.  The borrower provided authorization for their spouse and discussed late fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000930	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/18/2017.  Borrower called to see why payment wasn't received and said would call later to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/13/2018
30000931	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2017.  The borrower called to go over a refund received. The servicer advised the refund was completed due to a PMI error and the funds are due to the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: Comments on 09/20/2017 indicated the private mortgage insurance was cancelled on 10/01/2008.
				2/28/2018	2/28/2018
30000932	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/06/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2018.  Outbound call to the borrower to secure monthly payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/6/2018
30000933	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2017.  Borrower contact. called to schedule payment IAO $1562.79.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000934	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2018.  On a call dated 2/17/2018 agent confirmed to borrower that do not accept credit cards or debit cards.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/21/2018
30000935	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2017.  the customer called to authorize a one time draft in the amount of $1041.19, the loan is current performing throughout the review period
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: key word search no hits
				2/28/2018	2/15/2018
30000936	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/21/2017.  Authorized third party spouse of borrower called to make payment in the amount of $3795.48.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000937	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2018.  The borrower contacted the servicer on 02/27/2018 to authorize a payment in the amount of $1,345.91.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000938	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2018.  The borrower confirmed that the property and mailing address is the same.  The loan details and owner occupancy were verified.  The caller was informed of the payment options; but declined drafting a payment at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/23/2018
30000939	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2017.  Borrower called in to make a payment. The representative attempted to verify borrower's information but borrower stated she will contact her account manager.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/8/2018
30000940	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2017.  Borrower called in and agent advised payment scheduled for 11/27 did not go through because of invalid account number entered online. Borrower updated bank account information with correct information, payments for November/December was redrafted and confirmed number provided to borrower. Borrower requested to be transferred to their account manager's voicemail in regards to the non-sufficient fund fee and length it takes for funds to be withdrawn.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/26/2018
30000941	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2017.  On 12/08/2017, the borrower called in and stated they were not going to give up the house before they move to Australia. The borrower advised they were going through the divorce and they are current on the account. The borrower asked if their ex-spouse, which is on the loan, if they could refinance. The servicer advised the ex-spouse could try. The servicer asked the borrower to stay in contact until the borrower makes a decision. On 11/01/2017, the borrower advised they were interested in a modification and keeping the property for their child. The borrower advised they thought the property would be awarded to them once the divorce is completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000942	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2018.  Outbound call to borrower. Borrower promised to schedule payment by next week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000943	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/25/2017.  The borrower called in to speak with the account manager. The borrower received the welcome package and will sent back the requested information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: The loan was modified prior to the review period.
				2/28/2018	2/12/2018
30000944	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2018.  On 2/16/2018 Borrower made a payment of $2032.78.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: HAMP modification granted XX/XX/XXXX, effective XX/XX/XXXX.
				2/28/2018	2/16/2018
30000945	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  Borrower set-up a one-time draft in the amount of $1,291.19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30000946	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/03/2017.  Servicer called borrower to advise of rate and payment change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/9/2018
30000947	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/20/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/25/2017.  Spoke to the borrower to complete a welcome call, the borrower requested to authorize their family member on the account and would schedule a payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/20/2018
30000948	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2018.  Customer called in payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000949	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/06/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2018.  The borrower made a one time draft payment in the amount of $3573.11
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/6/2018
30000950	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2017.  The servicer called and spoke with the borrower, introduced self and provided contact information. The borrower stated will make a payment around 12/15/2017.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/14/2018
30000951	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2018.  Borrower inquired about making February payment and scheduled a payment for $2460.20 effective 02/08/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000952	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2018.  The borrower was informed that the insurance premium had been paid on 01/10/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/27/2018
30000953	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2018.  Borrower called about the amount of the payoff request. The account management went through the transaction history to locate the amount. The problem is that the next 1/3 pram does not go into effect until this month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/24/2018
30000954	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2018.  The last contact was made on 1/31/2018, in which the borrower had an insurance inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  Comments referenced a discharged bankruptcy; however, no discharge date provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/22/2018
30000955	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2018.  Borrower called regarding statement; said had not received yet. Servicer advised was sent 01/16/2018 but she can go online and get a copy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 11.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/20/2018
30000956	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2018.  Authorized third party was verified that, per the modification agreement, one-third of the deferred balance will be forgiven for 3 consecutive years starting in 2017. Authorized third person was also told that the final 1/3 with be taken out on 02/01/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/21/2018
30000957	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2018.  the customer called on 2/15/2018 to provide a one time draft in the amount of $1979.19. the loan is current and performing
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: key word search no hits
				2/28/2018	2/15/2018
30000958	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2017.  The borrower called in because their statement indicated the October payment was due. The servicer advised the payment was received after the statement was generated. The borrower realized the loan was due for 11/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000959	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2018.  Borrower called to make payment for $1,119.55, effective 01/03/2018. borrower wanted to know if they could do more than one draft. Representative advised yes. Borrower scheduled payments to be drafted on 02/05, 03/05, 04/05, and 05/05/2018 for $1,119.55 each. Borrower also advised they need to send copy of Social Security card to correct name.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/2/2018
30000960	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2018.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/13/2018
30000961	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2018.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: The loan was modified prior to the review period.
				2/28/2018	2/27/2018
30000962	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/26/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/26/2018
30000963	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2018.  On 2/16/2018 Borrower called make a payment by phone in the amount of $3984.03.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/24/2017.  The dispute type is Verbal and the reason is Billing Dispute.  The dispute is not resolved and the status indicates Servicer responded and appears issue is closed.  On 10/24/2017 Borrower called after receiving the Welcome Package and stated the loan balance was incorrect. Borrower stated that somewhere around $348,000 of the deferred balance was forgiven and has the 1099 for 2017 to prove the forgiven amount. Borrower was going to have an accountant fax the form.  There was no further activity noted regarding the issue.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/16/2018
30000964	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2018.  Borrower was concerned about the delinquent tax bill.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/27/2018
30000965	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2018.  Courtesy call for borrower regarding payment .  One time draft for 02/07/2018, $1,648.39
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/7/2018
30000966	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018.  The borrower contacted the servicer on 10/05/2017 to authorize a payment in the amount of $3,259.01.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/21/2018
30000967	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/6/2018
30000968	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 01/29/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2018.  Received an email from a third party with authorization and a request to provide a 12 month payment history.  The payment history was uploaded and forwarded for approval.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/12/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed the credit bureau reporting which showed that the loan was delinquent during the modification.  The customer claims was told it would not be negatively reported.  The servicer called on 06/13/2017 and declined completing a courtesy credit correction; stating that the loan was delinquent during the trial period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/23/2018
30000969	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2017.  Outbound call to the borrower but they indicated it was not a good time to speak.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000970	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2018.  The borrower called in and authorized agent to process payment in amount of $1040.25 and was provided with the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000971	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2017.  The borrower was contacted for a payment. A payment was scheduled for 10/29/2017 in the amount of $1458.21.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/11/2018
30000972	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/08/2017.  Borrower out of the country and sent payment via trailing documents to team Citi box location
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/4/2018
30000973	2
[2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve

 [1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/20/2017.  Borrower called in, requesting where his loss draft claim money was. The account manager informed servicer that they received a check from the insurance company on 11/30/2017 and was made out to the prior servicer. The account manager also advised the borrower that they would need a copy of the adjusters report, contractors estimate of repairs and homeowners certification of intent to repair. Borrower doesn't believe all of this is necessary and will attain a lawyer if servicer does not send him the check.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/20/2017.  The dispute type is Verbal and the reason is Draft loss process.  The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  The borrower is upset with the loss draft process and wants the money for the claim.  The borrower does not feel all of the process is needed and will contact an attorney.  The claim check was made out to the borrower and the prior servicer and is pending the return from the prior servicer after being endorsed.  The borrower is pending the needed documents to complete the claim process and release the check.  The insurance adjuster stated the borrower filed a claim with the XXX.  The dispute remains unresolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower called in an insurance claim on 10/10/2017 for water damage that occurred due to the water heater bursting.  The loan has force placed insurance.  The claim check was made out to the prior servicer and needs to be endorsed by the borrower and returned.  The claim is non-monitored and documents are still needed to release the check.  The commentary dated 02/02/2018 states the check has been endorsed by the prior servicer and has not been received.  The damage repair amount is estimated at $5,413.70.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: The insurance adjuster called in on 02/02/2018 stating the borrower filed a complaint with XXX.
				2/28/2018	2/5/2018
30000974	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/27/2017.  Borrower called in, agent completed welcome call, borrower advised they will sign up for online access and set up a payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30000975	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2018.  Borrower called to confirm the loan status and schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/4/2018
30000976	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2018.  Borrower inquired about 1098 and grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/23/2018
30000977	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/19/2017.  The borrower scheduled a payment for 12/29/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: The loan was modified prior to the review period.
				2/28/2018	2/15/2018
30000978	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2018.  Borrower scheduled a one-time draft in the amount of $2,746.87.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/10/2018
30000979	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2018.  the customer called to authorize a one time draft in the amount of $3029.85, the loan is current and performing
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: key word search no hits
				2/28/2018	2/14/2018
30000980	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 01/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2016.  The last contact was made on 7/25/2016, in which the borrower had a modification and account inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/27/2018
30000981	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/17/2017.  Servicer called borrower for payment. Borrower stated will make payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/5/2018
30000982	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2018.  Borrower contact. called in regards to notice that he was past due. Borrower was provided with account information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/22/2018
30000983	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2018.  Borrower advised they would go online and make payment tonight.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/27/2018
30000984	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2017.  Outbound call to the borrower to secure the monthly payment, the borrower advised they would pay online later in the day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/12/2018
30000985	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018.  The borrower made a one time draft payment in the amount of $1454.58
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/12/2018
30000986	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2017.  The borrower called in and the agent completed the welcome call and confirmed the payment amount, due date, interest rate, unpaid principal balance and escrow. The borrower provided the best contact number and authorized voicemail messages to be left and provided email address. The borrower stated would like the welcome package emailed as the mailing address is incorrect. The agent updated the mailing address to the property address and provided servicer loan number and instructions to register online account. The agent provided borrower with all the payment options and confirmed that the borrower has the account managers contact information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/13/2018
30000987	3	[3] Delinquent HOA Fees - Superlien State [3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2018.  Borrower drafted payment of $1,034.49 and wanted to know options of getting ex off of loan as they are divorced.  The HOA fees are delinquent and owing a $1000.  The HOA stated has a payment plan in place to bring account current and no longer in danger of a lien.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/19/2018
30000988	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2018.  On 2/14/2018 Borrower called to make a payment by phone in the amount of $1651.72.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/14/2018
30000989	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2018.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/26/2018
30000990	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2018.  The borrower scheduled a payment for $2,300.00 for 02/15/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/7/2018
30000991	2	[2] Loan is in Bankruptcy [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2018.  3rd party called to confirm if payment had been posted.  Advised not yet.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30000992	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2017.  The borrower was contacted regarding the check that is being returned due to not having matching amounts.  The borrower stated the son lives in the property and sent the check.  The servicer advised the borrower to have the son send in another payment and to send in the third party form to have son authorized on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/2/2018
30000993	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2018.  Borrower made a one-time draft in the amount of $1,631.91 for 02/27/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/20/2018
30000994	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2018.  Borrower called and advised of taxes due 04/18 and was provided the fax number to send the letter from the county.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/13/2018
30000995	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2018.  Borrower scheduled a payment for $813.13 effective 02/15/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/14/2018
30000996	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2017.  The borrower advised that the payments will be made through bank bill pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: The loan was modified prior to the review period.
				2/28/2018	2/15/2018
30000997	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2018.  Borrower called in to make a payment in the amount of $1,600.32, agent provided confirmation number. Borrower also inquired as to why their payment increased, agent advised due to Escrow Shortage of $1,506.25. Borrower understood and had no other questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/21/2018
30000998	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2017.  Payment was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/24/2018
30000999	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2018.  Outbound call to borrower.  Borrower promised to make payment today or tomorrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/12/2018
30001000	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2018.  The borrower made a one time draft payment in the amount of $ 12445.78
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/16/2018
30001001	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2018.  The servicer call borrower to collect payment and there was no answer. The borrower sent email to the servicer stating does not need reminder and stated will make payment at the end of the month as usual with late charges included.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30001002	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2018.  Borrower called and made a payment; stated the payment he made to prior servicer was returned.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/8/2018
30001003	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2017.  Representative contacted Borrower and processed payment for $1,217.61, effective 12/29/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/23/2018
30001004	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/26/2017.  Processed payment and discussed escrow shortage with borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30001005	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2018.  The borrower contacted the servicer on 02/26/2018 to authorize a payment in the amount of $5,599.40.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/26/2018
30001006	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/09/2017.  Borrower was provided and verified information regarding the account and the loan in general. Borrower advised of going online and making a payment today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/3/2018
30001007	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2017.  Borrower called to schedule payment for $886.66  effective 12/30/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30001008	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/06/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30001009	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2017.  The borrower was provided the loan number in order to get the insurance information submitted.  A payment was drafted during the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30001010	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2018.  Borrower expects to make the payment before the end of grace.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/16/2018
30001011	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2018.  The welcome call was completed with the borrower. The borrower confirmed owner occupancy and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: The loan was modified prior to the review period.
				2/28/2018	3/1/2018
30001012	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30001013	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2018.  The borrower called to confirm payment posting and automatic drafting set up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/26/2018
30001014	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/07/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: All contact within servicing comments provided have been with unauthorized third party daughter calling to make payments.
				2/28/2018	2/14/2018
30001015	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2018.  Borrower requested a payment $1132.01 effective 01/30/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/16/2018
30001016	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 01/29/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/15/2017.  Authorized third party called to make payment and update mailing address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/23/2018
30001017	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2017.  Borrower called in to confirm they set up an auto draft for 01/01/2018. Agent confirmed they are set up for auto draft and advised they will not need to call to schedule payments and that it may take a little longer due to holiday. Borrower understood and had no other questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30001018	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/14/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018.  Discussed escrow shortage and increased payment with borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/12/2018
30001019	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/22/2018.  The last payment was received on 02/22/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2018.  Outbound call to borrower.  Agent discussed escrow analysis and the new payment effective 1/22/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/19/2018
30001020	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2018.  The borrower made a one time draft payment in the amount of $1085.00
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30001021	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/25/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2018.  The last contact was made on 2/7/2018, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30001022	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2018.  Payment was scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30001023	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/15/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2018.  On a call dated 1/25/2018 agent advised borrower that hazard insurance is not included in escrow. Borrower wanted to speak with AM. Agent advised that AM is not available.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/24/2018
30001024	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/23/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2018.  The borrower called in and authorized the agent to process payment in amount of $882.96 and was provided with the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/3/2018
30001025	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/27/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2017.  Borrower called in and stated they filed Bankruptcy but did not include the house. Representative advised Borrower that Servicer is requesting proof of insurance since Borrower was on Forced Place Insurance with the prior Servicer, which does not transfer over.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Borrower advised on XX/XX/XXXX that they filed for Bankruptcy but the house was not included.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/20/2018
30001026	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2018.  Borrower called in and stated tried to make the payment with Credit Card over the phone and online and was unable to process the payment. Borrower wanted to know if agent can process the payment. Agent advised Servicer do not accept Credit or Debit card payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/1/2018
30001027	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2018.  The borrower advised will be paying $1,632.28 online by the end of the month since does not know when work is coming at times.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/20/2018
30001028	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/02/2018.  The last payment was received on 02/26/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/30/2018
30001029	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/28/2018.  The last payment was received on 02/20/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2018.  Servicer contacted borrower who wanted to know if it was possible to lower his payments. The borrower can afford his monthly payments but simply does not like it because it interferes with his other spendings. The servicer advised that the modification was as good of a rate borrower can get and it expires in 5 years. Servicer advised him to shop around for a refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30001030	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/22/2018.  The last payment was received on 02/20/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/20/2018
30001031	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/13/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/08/2017.  The borrower's attorney was contacted and provided the authorization information.  The assistant will fax over the authorization as soon as possible.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is filed/under plan.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/24/2018
30001032	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/19/2018.  The last payment was received on 02/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/20/2017.  Welcome call to the borrower and a payment was scheduled via phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/23/2018
30001033	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/28/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/08/2017.  The servicer contacted the borrower to complete a welcome call. The borrower advised they will set the loan up for automatic payments for the 1st of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/9/2018
30001034	2	[2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/28/2018.  The last payment was received on 02/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2018.  The borrower called in to dispute the deferred amount and stated will pay the 01/30/2018 draft before the end of the grace period.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/07/2018.  The dispute type is Verbal and the reason is Loss Mit Dispute.  The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  The borrower called in to dispute the deferred balance stating that the prior servicer had agreed to forgive the amount but was transferred before it could be completed.  The servicer advised that the legal balance has not been forgiven and to provide and proof of the agreement and submit the request in writing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30001035	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/28/2018.  The last payment was received on 02/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2018.  Borrower called in to  schedule payment by phone IAO $716.26. Confirmation number was provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/9/2018
30001036	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/28/2018.  The last payment was received on 01/29/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2017.  Completed the welcome call with the borrower. Discussed hazard and sewer tax escrows.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/6/2018
30001037	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/14/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2018.  The borrower called in and authorized the agent to process payment in amount of $2342.05 and was provided with the payment confirmation number. The borrower requested update regarding the 1098 year end statement and was advised that it was sent on 01/29/2018. The agent advised borrower can access the 1098 statement online as well. The borrower stated will register the account online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30001038	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: key word search not work
				2/28/2018	2/20/2018
30001039	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2018.  The last contact was made on 2/10/2018, in which the borrower had a billing statement and scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/10/2018
30001040	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/06/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2018.  The borrower made a one time draft payment in the amount of $2077.92.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/6/2018
30001041	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2018.  Outbound call was placed to secure payment. Payment was scheduled and a payment dispute was submitted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/7/2018
30001042	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/06/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2018.  The borrower contacted the servicer on 02/06/2018 to authorize a payment in the amount of $2,470.05.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/6/2018
30001043	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2018.  Borrower called to schedule a payment and wanted to know why they are receiving a billing statement. Associate opened a task for the billing statement and was completed on 01/09/2018.  On 11/07/2017 borrower called inquiring about a modification for a much lower payment and associated opened task for special loans to look at the file. Borrower requested the cease and desist be removed from the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: The commentary does not reflect a prior or current bankruptcy but the borrower is not receiving statements, had a prior cease and desist noted on the account, and trustee funds were noted on 02/28/2018.  The borrower states does not know why the statements are not being generated.
				2/28/2018	2/28/2018
30001044	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/22/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  The borrower called in to discuss modification terms and possibility of refinancing and not being able to change payment date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30001045	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2018.  Borrower called to confirm February payment had been received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30001046	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/18/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/22/2017.  The borrower returned a call from the account manager. The borrower verified contact information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: The loan was modified prior to the review period.
				2/28/2018	2/28/2018
30001047	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/28/2018.  The last payment was received on 02/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2018.  On a call dated 2/9/2018 borrower advised agent that will mail payment in today. Borrower also expressed interest in refinance. Agent will mail out referral.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/9/2018
30001048	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/16/2018.  The last payment was received on 02/22/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/17/2017.  The borrower called and advised they just came out of a chapter 13 bankruptcy case. The borrower wanted to schedule their 11/16 payment as they will be travelling.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/21/2018
30001049	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/30/2018.  The last payment was received on 02/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/27/2017.  Borrower called to discuss the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/7/2018
30001050	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 04/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2018.  The borrower's attorneys office was contacted and stated the intent is to retain the property and it is the primary residence.  The authorization letter is pending to be faxed over.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30001051	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/22/2018.  The last payment was received on 02/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/22/2017.  Borrower called to schedule payment and get escrow analysis explained.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/21/2018
30001052	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 01/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2017.  Borrower called regarding account. Servicer advised of difference between balance and payoff.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/27/2018
30001053	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2018.  Confirmed with the borrower that the January payment was received on 01/29/2018.  The customer stated would call back with banking information to draft the February payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/19/2018
30001054	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2018.  Borrower called in payment for $2,609.39 for today and borrower interested in auto draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/10/2018
30001055	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018.  Inbound call from authorized third party, advised they use bill pay through their bank to make the payments. Stated they see a confirmation of receipt on their end. Agent advised bill pay is not compatible with servicer and they have many problems with loans that are paid via bill pay. Third party requested s search on the 02/18 payment, agent advised they do not think that can be done, Third party also requested copy of tax bill from 2016 that was not paid by the prior servicer. Agent submitted request to tax department and submitted copy of past due tax bill. Borrower is requested late fee from January be waived, agent advised January can be waived but cannot waive fee for February if it is late.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/23/2018
30001056	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2018.  Borrower wanted to review statement with servicer and the servicer answered the questions and offered to set up bill pay however the borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/7/2018
30001057	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2017.  Borrower called in, said he schedule a payment online and requested information regarding late fees. Servicer advised that they will research and follow up with borrower later.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30001058	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018.  Called the borrower to secure monthly payment, they advised that it had been mailed via bill pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/12/2018
30001059	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/20/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2018.  Spoke with borrower who scheduled a payment for 2/19/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/19/2018
30001060	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2017.  The borrower called in on 12/29/2017 stating has not received a statement yet.  The servicer confirmed the payment address and borrower address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30001061	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2017.  Borrower called on 11/30/2017 to schedule a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/2/2018
30001062	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2018.  Borrower called with password issues and a late fee was waived when the payment was processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/26/2018
30001063	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2017.  Borrower inquired about the payment increase. and was advised it was due to changes in escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30001064	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2018.  On a call dated 2/13/2018 borrower called in regarding unpaid tax bill due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/19/2018
30001065	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018.  The last contact was made on 2/12/2018, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/12/2018
30001066	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2017.  The borrower called in regarding the account status and stated the welcome letter went to the attorney's office.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30001067	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/24/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2018.  Customer called to discuss payment history and scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30001068	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/28/2018.  The last payment was received on 01/29/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2018.  The borrower wants a return of funds for an automatic payment that was authorized.  The customer initially completed the form incorrectly; but kept calling to insist that the transaction be put through. The credit union is backing out the second draft and refunding the payment.  The loan is paid ahead and the customer did not intend to authorize 2 drafts.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/31/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed a double payment drafted on 01/29/2018.  The refund was processed on 02/16/2018 which resolved the dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30001069	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/27/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2018.  Borrower declined to make a payment by phone.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/9/2018
30001070	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/09/2018.  The last payment was received on 02/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/18/2017.  Goodbye discussion with prior servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/21/2018
30001071	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/22/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018.  Borrower contacted regarding escrow analysis.  24 month escrow spread, payment increasing 02/22/2018.  Scheduled the 01/22/2018 payment and late fee on 02/15/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/26/2018
30001072	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/02/2018.  The last payment was received on 02/22/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018.  Borrower stated she will mail payment. Servicer offered to take over phone, borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/22/2018
30001073	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2017.  Borrower wanted to update email address but was having issues on the web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/13/2018
30001074	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2018.  Borrower called in February payment on a phone call dated 2/10/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/12/2018
30001075	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2018.  The borrower called in and stated they tried to make a payment online but the website was down. The borrower made a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.  The borrower filed a prior bankruptcy case on XX/XX/XXXX which was discharged on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/27/2018
30001076	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018.  On 2/12/2018 Borrower made payment by phone for $1663.98.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/12/2018
30001077	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2018.  The borrower advised will be paying on 01/15/2018 and likes to pay during that time of the month.  The agent recommended setting up automatic payments; but the customer declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/19/2018
30001078	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2017.  Borrower scheduled a payment and authorized their spouse for the life of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/13/2018
30001079	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2018.  Insurance transfer from previous servicer to current servicer and the borrower made a payment $12972.91 effective 02/05/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/5/2018
30001080	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2018.  Authorized spouse called in and scheduled a payment in the amount of $978.15.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30001081	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2018.  Borrower called to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/16/2018
30001082	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/22/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2018.  Representative contacted Borrower. After asking for a payment. After Representative realized the payment was already scheduled, the Representative hung up the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30001083	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2018.  Servicer advised that ACH form is missing routing number and will send borrower new form. On 06/28/2017, the servicer advised the borrower that they do not offer any options to help pay for damages in the property and the borrower can try to file an insurance claim. The commentary did not indicate there were damages to the property or that an insurance claim needed to be filed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30001084	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/15/2017.  Servicer contacted borrower on 11/15/2017 with borrower authorizing the ability to leave messages, with borrower stating they did not file a bankruptcy and they are unable to set up payments online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/23/2018
30001085	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2018.  Borrower called in and scheduled a one time draft for $1036.41, effective 2/16/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/16/2018
30001086	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 01/30/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/8/2018
30001087	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/12/2018
30001088	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 01/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2017.  The unauthorized spouse called but was informed she is not authorized on the account. The spouse advised she would fax the Power of Attorney form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/31/2018
30001089	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2017.  Borrower advised the servicer they will pay online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/31/2018
30001090	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2017.  Processed payment and completed welcome call with borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/19/2018
30001091	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018.  Borrower contact. Called in regards to making payment. Stated payment was sent to previous servicer. Was advised of Welcome package.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/14/2018
30001092	2	[2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve [1] Delinquent Taxes - Delinquent taxes, but not tax sale
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/22/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2018.  On 2/24/2018 Borrower told Servicer about receiving a letter stating a tax lien was placed against the property due to nonpayment. Servicer asked for the letter to be faxed to them for review.  The commentary dated 11/15/2017 from the prior servicer reflects the 2017 tax sale redemption and 2018 taxes were paid with certified funds.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/09/2017.  The dispute type is Verbal and the reason is Taxes.  The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  The borrower called in on 03/07/2017 regarding the status of taxes and was advised the account is escrowed.  The borrower stated received a tax bill and was advised to send it in for research.  The borrower called in on 08/23/2017 regarding the online tax sale status and the borrower was going to send in the tax bill due to the amount being incorrect.  On 08/30/2017 it was determined the total amount due was $7756.81.  The check was returned on 10/05/2017.  The borrower received a delinquency notice on 10/20/2017 stating $10000 was due by November.  Certified funds were send on 11/15/2017 in the amount of $8012.55 for the tax sale redemption and the taxes for 2018 good through 12/30/2017.  On 02/24/2018 the borrower received notice of a tax lien due to non-payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/24/2018
30001093	2	[2] Property is located in a FEMA disaster area. [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2018.  Called the borrower went over bill pay options.  The borrower advised went online and setup account and will call back if has any questions.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/25/2017.  The dispute type is Written and the reason is Insurance claim delay.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit bureau dispute was received on 07/27/2017 stating the insurance claim was delayed.  The reporting was verified as correct and provided updated payment history.  The dispute was resolved same day.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: FEMA declared disaster on 07/12/2017 for storms that occurred 03/14/2017-03/15/2017.
				2/28/2018	2/9/2018
30001094	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2018.  The borrower contacted the servicer on 02/19/2018 to authorize a payment in the amount of $1,206.24.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/27/2018
30001095	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/20/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2018.  On a call dated 2/5/2018 borrower wanted to confirm receipt of proof of HOI.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/20/2018
30001096	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2017.  Borrower confirmed the loan information and scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30001097	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2017.  The borrower called in for the welcome call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/8/2018
30001098	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2018.  On 2/26/2018 Borrower made payment by phone for $1182.38.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: Chapter 13 bankruptcy filed XX/XX/XXXX and dismissed XX/XX/XXXX, file #XXX.
				2/28/2018	2/26/2018
30001099	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2017.  The borrower called in and completed a welcome call. The borrower advised it was okay to leave messages on their cell phone voicemail. The borrower advised the property was owner occupied. The borrower advised they made a payment over the phone and they wanted to confirm it was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/24/2018
30001100	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2018.  the customer called to provide a one time payment in the amount of $1500.00
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/9/2018
30001101	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2018.  Borrower called in a payment on 2/2/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/12/2018
30001102	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2017.  Borrower made a promise to make the payment on the 16th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30001103	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2018.  The last contact was made on 1/30/2018, in which the borrower had an interest paid inquiry.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/20/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit bureau dispute was received on 10/20/2017 regarding inaccurate information.  The information was updated with a new payment history and resolved the same day.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/21/2018
30001104	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018.  Called and spoke with borrower who stated will make payment online on the 14th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/14/2018
30001105	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2018.  Customer advised wanted $800 to draft every two weeks due to fixed income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/29/2018
30001106	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2018.  The borrower called added daughter as authorized third party explained escrow shortage borrower understood.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/12/2018
30001107	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  The borrower was advised the bank is working to pay the unpaid taxes and that the borrower would not be responsible to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30001108	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2018.  Co-borrower called in and advised they received their welcome package and registered for an online account. Agent suggested co-borrower make payments using online site to avoid delay in processing. Agent confirmed no HOA but they do have a 2nd Mortgage for $75,000.00 and it is current. Agent confirmed account details and co-borrower did not have any discrepancies. Agent also informed borrower how to pay extra on principal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/19/2018
30001109	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2018.  Payment drafted and potential modification discussed. previous note indicated employment change due to health condition.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: Unable to determine current bankruptcy activity on the loan with the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30001110	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 04/29/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/12/2018
30001111	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/15/2018.  The last payment was received on 02/20/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2017.  The borrower called to verify that the account was set up for automatic draft payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/4/2018
30001112	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/28/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2017.  Borrower inquired in the payment for November had been received. Borrower will check their bank records.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30001113	2	[2] Loan is in Bankruptcy [2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.  Prior bankruptcy filed XX/XX/XXXX and discharged XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: A FEMA disaster was declared on 04/02/2017 for storms 02/01/2017-02/23/2017.
				2/28/2018	2/28/2018
30001114	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2018.  The borrower called to confirm why they had received a monthly statement and was advised that it was through the court that it was mailed out although the account is on auto payments.  She was also advised that she does not have a payment due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/29/2018
30001115	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/17/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  Customer made payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30001116	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2018.  On 02/23/2018, the borrower called the servicer to make a one-time payment.  The servicer also explained the difference between bi-weekly and semi-monthly to the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: Commentary dated 05/31/2016 indicates the borrowers are already retired and receive retirement or pension income.
				2/28/2018	2/23/2018
30001117	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/21/2018.  The last payment was received on 02/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2018.  On 02/27/2018, the servicer contacted an authorized third party due to the death of the mortgagor. The third party stated that an effort to bring the account current will be made, but it is difficult due to fixed income.  The servicer stated that once the account is brought current, an assumption can be discussed.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: Commentary dated 01/27/2016 indicates the death certificate was received, but a date of death was not located.
				2/28/2018	2/27/2018
30001118	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/24/2018.  The last payment was received on 02/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2018.  On 01/02/2018, the borrower called the servicer to see when ownership of the note had last transferred. The servicer was unsure and stated the transfer may have occurred before servicing began.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.  The filed plan was confirmed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/16/2018
30001119	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2018.  On 02/27/2018, the borrower called the servicer's automated line and made a one-time payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: Commentary dated 06/12/2017 states the reason for default is "Death of Borrower."
				2/28/2018	2/27/2018
30001120	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/24/2018.  The last payment was received on 02/22/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/26/2017.  On 12/26/2017, the borrower called the servicer to inquire about the payment increase.  The servicer advised there was an escrow shortage due to the property taxes increasing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/22/2018
30001121	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/10/2018.  The last payment was received on 02/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2018.  On 01/16/2018, an agent made contact with the borrower at the subject property and delivered the letter. The borrower confirmed the contact phone number of record, but declined the agent's warm transfer to the servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  All of the bankruptcy information could not be located in the commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30001122	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/14/2018.  The last payment was received on 02/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2018.  On 02/21/2018, the borrower called the servicer to make a one-tome payment in the amount of $2,154.07.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/21/2018
30001123	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/28/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2018.  On 01/04/18, the borrower called the servicer's automated line and made a one-time payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The bankruptcy information found in the commentary did not include all of the details.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/5/2018
30001124	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/17/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2017.  Borrower contact. Called in regards to making payment for 12/1/2017 IAO $1828.83.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30001125	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  Borrower contacting spouse about the payment not being made yet
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30001126	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2017.  On a call dated 11/30/2017 borrower needed account number to register for online website. Declined to have welcome call performed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30001127	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2018.  Borrower called regarding force placed insurance policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/21/2018
30001128	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/28/2017.  Borrower called in regarding account, advised property and mailing address are the same and pays $71 for HOA and there are no other liens on the property. Agent advised they will fax new insurance declaration page, have check endorsed from prior insurance company and mail it out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/26/2018
30001129	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2018.  Payment scheduled 02/21/2018 for $1,064.66.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/21/2018
30001130	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2018.  Borrower called for payment confirmation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/25/2018
30001131	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2017.  Spoke with borrower regarding insurance change and fax number of where to send declarations page.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/14/2018
30001132	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2018.  the customer called on 2/19/2018 and authorized a one time draft in the amount of $1193.18
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/19/2018
30001133	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  Borrower called in to verify payment was received. Agent responded, will be posted to account today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30001134	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2018.  The borrower was advised that taxes are paid by the co-op for the condo association and not by the servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: The loan was modified prior to the review period.
				2/28/2018	2/22/2018
30001135	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2017.  Borrower made a payment in amount of $2891.94.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/1/2018
30001136	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2018.  Borrower was calling to confirm payment was received. Servicer advised payment was received 02/12/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/14/2018
30001137	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/20/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2018.  Borrower advised that she mailed the payment on Monday.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: Borrower 1 is deceased, date of death is unknown. Borrower 2 wishes to retain the property/
				2/28/2018	2/15/2018
30001138	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/14/2018
30001139	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2018.  Servicer called borrower and a payment was scheduled. On 01/29/2018 servicer contacted borrower and a female answered stating they would make the mortgage payment the last day of the month and hung up. Comment dated 11/29/2017 servicer spoke with borrower; however borrower had to pick up children from school.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/26/2018
30001140	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/20/2017.  Received an email that a payment had been made around 11/17/2017 via internet.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30001141	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2018.  Customer made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/24/2018
30001142	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2018.  The borrower called in to confirm the February payment  was received.  The borrower was advised it was received on 02/13/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/20/2018
30001143	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2018.  The borrower called in and wanted to confirm their February payment was scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/5/2018
30001144	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2018.  The borrower called in to request the money gram code to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/13/2018
30001145	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2018.  The last contact was made on 2/14/2018, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Comments referenced that a previous bankruptcy filed on XX/XX/XXXX was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30001146	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/20/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2017.  Borrower called in to find out who the lender is and asked if they could get proof that the loan actually did transfer. Agent advise borrower they will receive a welcome kit, borrower requested to have the information emailed, agent explained email process and borrower stated they will wait for the welcome kit first.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/11/2018
30001147	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2017.  Borrower called to discuss account, but no Representative was able to assist as Borrower is Represented by an Attorney and account is flagged for Bankruptcy. Representative advised Borrower a Letter of Authorization (LOA) is needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30001148	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018.  Advised borrower that January payment was received and drafted payment of $828.03.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/12/2018
30001149	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/22/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2018.  Borrower called to confirm payment as it did not draft from ban account. Servicer advised that payment was returned invalid account. Borrower replaced payment in the amount of $2091.03.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/23/2018
30001150	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/10/2017.  The borrower received the welcome package and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: The loan was modified prior to the review period.
				2/28/2018	2/5/2018
30001151	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2018.  Agent went over the escrow adjustment on the account with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/26/2018
30001152	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2018.  On a call dated 2/14/2018 borrower advised will speak with bank and determine if payment was taken out. Borrower had sent in blank ACH form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30001153	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/20/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2018.  Borrower called in payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30001154	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2018.  On 2/20/2018 the Borrower called in to discuss the payment increase and was advised that the additional amount is to pay for the escrow shortage over 12 months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/20/2018
30001155	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/28/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018.  The borrower made a one time payment in the amount of $970.91
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/20/2018
30001156	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/28/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2017.  The borrower was advised of the Foreclosure and fees, The borrower advised the RFD is due to not working enough hours. The borrower informed that they were approved for SSI last month and now wants to save the home. The financials were updated and the borrower was advised of the pre-approved modification in January. The borrower advised they can overnight the agreement and was advised to send the payment in via Certified Funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/1/2018
30001157	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/22/2017.  The borrower inquired if the payment sent to the prior servicer was received. The servicer advised it was not yet posted to the account, servicer also reviewed the loan. The borrower confirmed they have a homeowners association and it is current. The borrower made a payment on account of $840.54 for 12/22/2017. Servicer processed the payment and provided a confirmation number. No further concerns.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/16/2018
30001158	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2018.  Borrower called in wanting to know why his payment went up. Servicer advised borrower it was due to the shortage in the escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30001159	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2017.  The borrower's authorized spouse advised will pay online and sign up for automatic payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 11.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: Prior foreclosure proceedings were closed on XX/XX/XXXX as the loan was modified.
				2/28/2018	2/8/2018
30001160	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018.  Authorized third party indicated payment was mailed and was advised that payment increase is due to escrow change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/12/2018
30001161	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2018.  Borrower called in to inquire about the deferred Balance and the payment changing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30001162	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2018.  the customer on 2/7/2018 provided a one time draft in the amount of $216.00
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: key word search no hits
				2/28/2018	2/7/2018
30001163	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2018.  Borrower had ACH documents  sent in to the servicer and the ACH was set up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/11/2018
30001164	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2018.  Called the borrower to obtain the monthly payment and the borrower scheduled one via phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX. and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/14/2018
30001165	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2018.  Servicer advised payment was returned due to invalid bank account number. Borrower verified checking account information and made new payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/26/2018
30001166	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/08/2017.  Borrower called to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30001167	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/22/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2018.  Agent went over the terms of the loan with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/22/2018
30001168	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/15/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2018.  Payment of $1,052.44 was drafted and advised due to new escrow analysis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/16/2018
30001169	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2018.  The borrower called to check on a payment. The servicer advised the payment will take a few days to process. On 08/17/2017, the borrower advised the reason for default was unemployment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/21/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On 09/21/2017, the borrower wanted to dispute the a 30 day late payment. The borrower advised they made a payment on 08/30/2017. The servicer advised the borrower a payment was made on 08/30/2017 but the payment was returned on 09/05/2017 due to insufficient funds. The servicer advised the borrower they would need to provide proof from their bank to show the payment should not have been returned. There was no evidence the borrower provided proof the payment should not have been returned and the borrower has not mentioned the dispute again.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30001170	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/10/2018.  The last payment was received on 01/20/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2018.  Borrower contact. Called to confirm payment for February. Was advised it was applied and received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/14/2018
30001171	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2017.  On a call dated 12/14/2017 borrower made a payment and advised they wish to do biweekly payments. Agent said will mail ACH forms to them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30001172	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018.  Borrower called in with daughter online states is having problems making payment online states made payment today rep advised not showing payment made online today. Borrower did payment for $1,529.55 for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/2/2018
30001173	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2018.  The borrower called in to go over the escrow shortage on the account. The borrower advised that they will pay the higher payment amount. On 01/08/2018, the borrower advised temporarily out of work and waiting on disability check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/20/2018
30001174	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/13/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/14/2018
30001175	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2018.  Borrower contact. Called in to schedule payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/21/2018
30001176	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  The borrower contacted the servicer on 02/28/2018 to authorize a payment in the amount of $792.45.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30001177	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 01/29/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2017.  Advised of payment sent by customer
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30001178	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2018.  Borrower requested a password reset. Borrower is unemployed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30001179	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/08/2017.  The borrower requested a copy of the modification documentation that was completed with the previous servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: The loan was modified prior to the review period.
				2/28/2018	2/16/2018
30001180	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2018.  The representative provided the email for the borrower to send in copies of the Driver's License and Social Security card for the name change request. The borrower also requested assistance with trying to understand the documents from the last modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/20/2018
30001181	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2018.  Borrower called in payment for $2,308.97 for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/2/2018
30001182	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2018.  The last contact was made on 1/12/2018, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: FEMA disaster declared on 03/16/2017 for storms that occurred 01/18/2017 -01/23/2017.
				2/28/2018	2/15/2018
30001183	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/20/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/16/2018
30001184	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2017.  The welcome call was completed with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/2/2018
30001185	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 01/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2017.  Borrower called to make a payment but did not have the needed checking account information. Borrower will make the payment online or call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30001186	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2018.  Authorized third party called in with questions about escrow on the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30001187	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/25/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2018.  The borrower made a one time draft payment in the amount of $3713.22
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/7/2018
30001188	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2018.  Borrower stated she does not want to be reviewed for modification any longer; they applied because they lost rental income but now have new tenant in property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30001189	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2017.  The borrower called to make two monthly payments on the account. The servicer processed the payments for 12/29/2017 and 01/02/2018 for $1725.89 each and provided confirmation numbers for both. The servicer also advised the borrower of the servicer's website and the ACH forms available.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Limited bankruptcy details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/4/2018
30001190	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/11/2018.  The last payment was received on 02/26/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/26/2018
30001191	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/05/2018.  The last payment was received on 02/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2017.  Contact was made with the borrower and disclaimers were read to the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/7/2018
30001192	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/08/2017.  The borrower called to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/25/2018
30001193	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/19/2018.  The last payment was received on 02/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2017.  Called and spoke to borrower. Agent advised borrower call was a courtesy due to loan Modification, also advised borrower escrow overage for the amount of $568.31, amount posted to Principal..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  Prior Bankruptcy filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/18/2018
30001194	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2017.  Servicer received call from borrower on 11/30/2017 as they were having issues with the website. Associate assisted and a one time draft was scheduled for 11/17/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/16/2018
30001195	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/10/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2018.  Payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/4/2018
30001196	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2018.  Outbound call to borrower.  Borrower will call back to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/26/2018
30001197	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/28/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  The borrower will pay the remainder payment due of $121.16 as well as the January payment online today.  The agent informed the caller that the escrow analysis with a 60 month spread out due to the loss mitigation was completed effective on 01/28/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30001198	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/28/2018.  The last payment was received on 02/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2017.  Borrower contact. Scheduled payment. .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30001199	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2018.  the customer called to authorize a one time draft payment in the amount of $1649.63 the loan is current and performing
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/13/2018
30001200	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2018.  Borrower called to make payment in the amount of $712.97 for 02/16/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/26/2018
30001201	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/23/2018.  The last payment was received on 02/22/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2017.  The authorized third party (Executor of the Estate) gave consent to call the cell phone and made a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: The loan was modified prior to the review period. Comments on 11/19/2016 indicate that the borrower is deceased; the date of death could not be determined from the comments. The Death Certificate and Administrator documentation was received.
				2/28/2018	2/22/2018
30001202	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/20/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2017.  Borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/26/2018
30001203	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/15/2017.  The last contact was made on 11/15/2017, in which the borrower stated was at work an unable to continue conversation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/23/2018
30001204	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2017.  Borrower made payment for $2,661.80, effective 11/06/2017. Representative also went over contractual obligations and payment options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  Relief Granted on XX/XX/XXXX for Bankruptcy filed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/19/2018
30001205	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2018.  On 2/9/2018 Borrower made a payment by phone for $1232.30.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/9/2018
30001206	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2018.  The servicer contacted the borrower and advised that a loss mitigation package was sent automatically in error and they would have it removed from the account. No further questions or concerns.  Notes indicate a payoff statement was faxed and sent via regular mail to a third party on 01/24/2018.  Noted 11/06/2017 the co-borrower requested to have the cease and desist removed from the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30001207	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2017.  The borrower called in and provided their spouse authorization for the life of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/1/2018
30001208	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2018.  The borrower made a one time draft payment in the amount of $1604.46.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30001209	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2018.  On a call dated 2/14/2018 borrower hung up before call could finish or agent could get information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/21/2018
30001210	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  The authorized spouse called for an update on the claim check for $5,314.12. The spouse was advised of the forms that need to be completed and was provided the fax number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A claim check in the amount of $5,314.12 is pending the forms that need to be completed for the casualty loss.  The adjuster's worksheet was received on 09/21/2017 and the claim was classified as non- monitored.  The details of the damage were not provided but were sustained prior to the hurricane and were initially reported on 08/15/2017.  The damage repair amount is estimated at $5,314.12.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30001211	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2018.  On 2/4/2018 Borrower made a payment by phone effective 2/5/2018 for $1009.93.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/4/2018
30001212	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2018.  Borrower called in to request copy of 2017 1098 form and wants to go paperless.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/28/2018
30001213	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30001214	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/06/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2018.  Contact was made with the borrower and was advised they would need to call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/6/2018
30001215	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/06/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/11/2018
30001216	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018.  Talk to borrower regarding payment and borrower states will make payment online today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/12/2018
30001217	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2018.  On 2/13/2018 Borrower called regarding a loss draft and was told that Servicer was still waiting for documents from Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A claim was filed for hail damage that occurred on 02/28/2017 in the amount of $14390.42.  The borrower stated on 10/19/2017 about to start the work and should be completed in two weeks.  The borrower was advised to submit the invoices for actual work up to the date of transfer.  The borrower stated on 01/22/2018 has check from the insurance company and the repairs were completed.  The servicer advised to endorse the check and send it in.  An inspection would be ordered then the money would be disbursed.  There is no evidence of the check being received or an inspection completed.  The case remains open.  The damage repair amount is estimated at $14,390.42.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: Borrower called on 3/1/2018, after the review period, and advised Servicer of receiving a court summons from contractors for non payment of work completed in October 2017. Loss draft was requested. Servicer reached out to the contractor to obtain W9 and liability insurance.
				2/28/2018	3/1/2018
30001218	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 01/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2017.  The borrower called to make a payment for $1,969.31
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/26/2018
30001219	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/12/2018
30001220	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 01/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2018.  Borrower called in to confirm principle balance due date and maturity date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/7/2018
30001221	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2017.  Servicing comments show borrower called to request ach auto draft on their account. Records show ach setup over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/22/2018
30001222	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/20/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2018.  The borrower called to advise they had sent in the payment via bill pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/15/2018
30001223	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/22/2018.  The last payment was received on 02/22/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2018.  payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/18/2018
30001224	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2018.  Servicer received call from borrower on 02/14/2018 to schedule their payment . On 01/29/2018 borrower called to pause their payment due to a hardship and borrower stated they may not be able to make payment for February and resume in March. Associate explained the options and advised to fill out the workout package.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/14/2018
30001225	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/28/2018.  The last payment was received on 02/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2018.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/21/2018
30001226	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/02/2018.  The last payment was received on 02/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2018.  Servicer called borrower for payment. Borrower scheduled payment in the amount of $3634.74.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/8/2018
30001227	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/21/2017.  Borrower contact. Borrower advised she was not able to make payment would register and make payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/13/2018
30001228	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/11/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2017.  On a call dated 12/15/2017 borrower called in and scheduled a payment with agent over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/16/2018
30001229	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/07/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/27/2018
30001230	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/20/2018.  The last payment was received on 02/22/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2018.  The borrower made a payment in the amount of $4,769.30.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/22/2018
30001231	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/22/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2017.  Called and spoke with borrower and completed welcome call. Agent provided instructions to make online payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/23/2018
30001232	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/28/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/9/2018
30001233	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/28/2018.  The last payment was received on 02/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2018.  Borrower called to reset online password.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/7/2018
30001234	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/13/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2018.  The borrower plans to make a payment on 02/03/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30001235	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/12/2018.  The last payment was received on 02/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2018.  Borrower made payment in the amount of $391.36.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	3/1/2018
30001236	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/08/2017.  The last contact was made on 11/8/2017, in which general information was given.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  An insurance claim was filed for hail damage that occurred on 07/29/2017 in the amount of $8879.18.  The claim was classified as non- monitored and the check was endorsed and released on 09/05/2017.  The details of the damage and status of repairs were not provided.  The damage repair amount is estimated at $8,879.18.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	1/9/2018
30001237	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/22/2018
30001238	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2017.  Borrower advised they usually pay on the 15th but forgot to transfer money to account. Borrower authorized payment for $4,838.90.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: Loan extension processed on XX/XX/XXXX, was also mentioned during Service Release on 11/02/2017 "Cleared Extension Interest on Service released loan."
				2/28/2018	2/23/2018
30001239	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/08/2018.  The last payment was received on 02/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2018.  the customer called and authorized a one time draft in the amount of 1864.54, the loan is performing and current
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: key word search no hit
				2/28/2018	2/21/2018
30001240	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018.  On a call dated 2/12/2018 borrower advised that lost job and needs to apply for modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/12/2018
30001241	2	[2] Loan is in Bankruptcy [2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2018.  The borrower was transferred to the bankruptcy department to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was modified prior to the review period.
 A FEMA disaster was declared on 03/16/2017 for storms that occurred on 01/18/2017 -01/23/2017.
				2/28/2018	2/22/2018
30001242	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 02/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2018.  Inbound called to inquire about the 1098 and also made payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/27/2018
30001243	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/06/2018.  The last payment was received on 02/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/10/2017.  Borrower contact. called in gave information on escrow and due date. Gave grace period stated owner occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/8/2018
30001244	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2017.  The servicer contacted borrower to make a welcome call. The borrower stated the property is tenant occupied and provided the correct mailing address and phone number. The servicer reviewed the payment options available as well as the grace period. The borrower authorized a one time payment of $1283.33 for 11/14/2017. Servicer processed payment and provided confirmation number. No further concerns.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number UTD.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Limited bankruptcy details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/12/2018
30001245	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 02/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2018.  Servicer called regarding escrow analysis and payment increase.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				2/28/2018	2/23/2018